UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-01597

                               STEWARD FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
          (Address of principal executive offices)              (Zip code)

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-262-6631

                     Date of fiscal year end: APRIL 30, 2005

                   Date of reporting period: OCTOBER 31, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [section] 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

October 31, 2004

                                                              SEMI-ANNUAL REPORT

           STEWARD FUNDS, INC.
           ---------------------------------------------------------------------
           MANAGING WEALTH, PROTECTING VALUES

                       [LOGO OF STEWARD(SM) MUTUAL FUNDS]
                                   STEWARD(SM)
                                   -----------
                                   MUTUAL FUNDS

                                                                   STEWARD FUNDS

Dear Shareholder:

We are pleased to present the semi-annual report for The Steward Funds, Inc. for the period ended October 31, 2004.

THE STEWARD DOMESTIC ALL-CAP EQUITY FUND
PORTFOLIO OBJECTIVE AND STRUCTURE

The Steward Domestic All-Cap Equity Fund's objective is to provide long-term capital appreciation consistent with Biblical principles and a Christian lifestyle. The Fund employs a three step process that combines capitalization allocation, risk controlled portfolio construction and cultural values screening policies. The first step is to determine the target allocation to small, medium and large size companies based on market conditions. The universe of stocks is then screened and companies not meeting the values policies are eliminated. The remaining universe is then divided into the three capitalization size classes. Portfolio optimization techniques are then used to construct a risk controlled portfolio that meets the targeted class allocations.

PERFORMANCE

The Steward Domestic All-Cap Equity Fund returned -.72% for the period ended October 29, 2004. The Fund commenced operations on October 1, 2004 and became fully invested on October 4, 2004. The return for the S&P Supercomposite 1500 for the same period was -.33%. The individual index component returns were:
-.33% for the S&P 500, -.16% for the S&P Mid Cap 400 and -.78% for the S&P Small Cap 600. The Funds overweighting in the S&P Small Cap 600 relative to the S&P Supercomposite 1500 contributed to the slight underperformance.

Performance was also affected by the cultural values investment policies of the Fund which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Various restricted securities such as Walt Disney Co. and eBay Inc. had a negative impact as they outperformed the Index with returns of 7.14% and 4.25% respectively, for the period. Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

OUTLOOK

The present economic expansion has experienced an early period of strong growth followed by the current modest gains. High and volatile energy prices have had an impact on consumer discretionary spending, but should begin to recover as oil prices eventually ease. Continued low levels of inflation should allow the Fed to maintain accommodative interest rate levels for the foreseeable near future. We expect geopolitical events in the Middle East to weigh on the markets, but overall we look for continued economic growth to provide a positive environment for the equity market ~albeit one of more restrained earnings growth.

THE STEWARD SELECT BOND FUND
PORTFOLIO OBJECTIVE AND STRUCTURE

The Steward Select Bond Fund's objective is to provide high current income with capital appreciation and growth of income consistent with Biblical principles and a Christian lifestyle. The Fund employs a three-step process focused on high quality fixed income securities that meet the Fund's cultural values screening policies. The first step is to identify short-term and long-term trends in interest rates to determine an appropriate maturity/duration range for the portfolio relative to the market. Next a comparison of bond market sectors is conducted to determine which sectors currently offer the most value. Finally, the most attractive bonds from within these target sectors undergo a thorough quality analysis before being added to the portfolio.

PERFORMANCE

The Steward Select Bond Fund for the period beginning October 1, 2004 through October 31, 2004 returned 0.24% for both the Institutional and Individual class shares. The Fund commenced operations on October 1, 2004. The return for the Lehman Brothers Aggregate index for the period beginning September 30, 2004 through October 31, 2004 was 0.84%. The performance differential was caused by the time lag associated with getting the portfolio fully invested during a period when interest rates were falling.

OUTLOOK

The U.S fixed income markets are undergoing a transformation from a very steeply-sloped yield curve to an environment where the yields of issues of different maturities are priced to provide more similar yields than they have in the recent past. This change is a direct result of the Federal Reserve Bank Board policy makers raising short-term interest rates from historically low levels. The Federal Reserve Board had maintained low rates in an effort to encourage economic recovery and to protect prices from falling in a deflationary manner. According to their latest analysis, the risk of inflation is now larger than deflation and the U.S. economy is showing signs of rebounding. The Fund seeks to provide high current income with capital appreciation and growth of income. In order to accomplish these objectives, the Fund will diversify its investments in U.S. Treasury and agency securities, corporate bonds and mortgage-backed securities. The allocation across these sectors is based currently on providing the highest available current yield while assuming short-term price risk less than the overall credit market.

We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,

/s/ Edward L. Jaroski                          /s/ Dan E. Watson

Edward L. Jaroski                              Dan E. Watson
President and Chairman of the Board            Executive Vice President

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
COMMON STOCKS (99.5%)

AEROSPACE/DEFENSE (1.4%)
AAR Corp.(b)                                                 990     $    11,633
Alliant Techsystems, Inc.(b)                                 420          24,146
Armor Holdings, Inc.(b)                                    1,040          38,501
Boeing Co.                                                 2,610         130,239
Curtiss-Wright Corp.                                         630          35,160
DRS Technologies, Inc.(b)                                    870          31,511
EDO Corp.                                                    680          19,026
Esterline Technologies Corp.(b)                              690          21,804
General Dynamics Corp.                                       600          61,272
Goodrich Corp.                                               340          10,482
Kaman Corp.                                                  570           6,270
Lockheed Martin Corp.                                      1,390          76,575
Moog, Inc.(b)                                                780          29,273
Northrop Grumman Corp.                                     1,190          61,583
Raytheon Co.                                               1,490          54,355
Rockwell Collins, Inc.                                       540          19,154
Sequa Corp.(b)                                               120           6,478
Titan Corp.(b)                                             1,120          16,621
Triumph Group, Inc.(b)                                       480          16,493
United Technologies Corp.                                  1,590         147,583
                                                                     -----------
                                                                         818,159
                                                                     -----------
AGRICULTURE (0.2%)
Archer-Daniels-Midland Co.                                 2,060          39,902
Delta & Pine Land Co.                                      1,250          32,900
Monsanto Co.                                                 890          38,048
                                                                     -----------
                                                                         110,850
                                                                     -----------
AIRLINES (0.3%)
AirTran Holdings, Inc.(b)                                  1,160          13,479
Alaska Air Group, Inc.(b)                                    450          11,853
Delta Air Lines, Inc.(b)                                      70             382
Frontier Airlines, Inc.(b)                                 1,290          10,784
JetBlue Airways Corp.(b)                                   1,380          30,429
Mesa Air Group, Inc.(b)                                      980           5,625
SkyWest, Inc.                                              1,990          33,989
Southwest Airlines Co.                                     2,810          44,314
                                                                     -----------
                                                                         150,855
                                                                     -----------
APPLIANCES (0.0%)
Applica, Inc.(b)                                             390           1,583
Maytag Corp.                                                 250           4,350
National Presto Industries, Inc.                             230           9,248
Whirlpool Corp.                                              170           9,988
                                                                     -----------
                                                                          25,169
                                                                     -----------
AUTO MANUFACTURERS (0.2%)
Ford Motor Co.                                             5,690          74,140
General Motors Corp.                                       1,830          70,547
                                                                     -----------
                                                                         144,687
                                                                     -----------
AUTO PARTS & EQUIPMENT (0.6%)
ADESA, Inc.(b)                                             1,170          23,576
ArvinMeritor, Inc.                                           760          14,182
BorgWarner, Inc.                                             680          31,538
CLARCOR, Inc.                                                780          38,454
Dana Corp.                                                   410           6,113
Delphi Corp.                                               1,020           8,578
GenCorp., Inc.                                             1,440          20,016
Johnson Controls, Inc.                                       590          33,837
Midas, Inc.(b)                                               560          10,601
Modine Manufacturing Co.                                     450          13,820
Navistar International Corp.(b)                              230           7,947
Oshkosh Truck Corp.                                        1,100          64,789
PACCAR, Inc.                                                 540          37,427
Standard Motor Products, Inc.                                680          10,363
Superior Industries International, Inc.                      360           9,817
Visteon Corp.                                                350           2,489
Wabash National Corp.(b)                                   1,130          27,775
                                                                     -----------
                                                                         361,322
                                                                     -----------
BANKS (7.1%)
AmSouth Bancorp.                                           1,110          29,293
Anchor BanCorp of Wisconsin, Inc.                            580          15,045
Associated Banc-Corp.                                      1,330          46,138
Astoria Financial Corp.                                      870          34,008
Bank of America Corp.                                     12,630         565,697
Bank of Hawaii Corp.                                         630          30,083
Bank of New York Co., Inc.                                 2,640          85,694
BankAtlantic Bancorp, Inc.                                 1,890          33,056

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Banknorth Group, Inc.                                      2,200     $    77,594
BankUnited Financial Corp.(b)                                920          27,370
BB&T Corp.                                                 1,890          77,698
Boston Private Financial Holdings, Inc.                      910          22,331
Brookline Bancorp, Inc.                                    1,560          24,164
Chittenden Corp.                                           1,450          41,064
City National Corp.                                          560          38,584
Colonial BancGroup, Inc.                                   1,530          33,125
Comerica, Inc.                                               550          33,831
Commerce Bancorp, Inc.                                       950          56,278
Commercial Federal Corp.                                   1,140          31,703
Community Bank System, Inc.                                  980          27,058
Community First Bankshares, Inc.                           1,060          34,153
Compass Bancshares, Inc.                                   1,490          71,177
Cullen/Frost Bankers, Inc.                                   610          29,890
Dime Community Bancshares, Inc.                              920          14,775
Downey Financial Corp.                                       800          44,208
East West Bancorp, Inc.                                    1,620          64,865
Fifth Third Bancorp                                        1,830          90,018
First BanCorp.                                             1,270          69,253
First Horizon National Corp.                                 390          16,879
First Midwest Bancorp, Inc.                                1,420          49,572
First Republic Bank                                          520          25,064
FirstFed Financial Corp.(b)                                  450          23,130
FirstMerit Corp.                                           1,000          26,130
Flagstar Bancorp, Inc.                                     1,720          35,931
Fremont General Corp.                                      2,490          53,535
Gold Banc Corp., Inc.                                      1,230          17,897
Golden West Financial Corp.                                  440          51,445
Greater Bay Bancorp                                          670          20,934
Hibernia Corp.                                             1,890          54,810
Hudson United Bancorp                                      1,380          54,924
Huntington Bancshares, Inc.                                  630          15,089
Independence Community Bank Corp.                            920          34,620
Investors Financial Services Corp.                           820          31,562
KeyCorp                                                    1,350          45,347
M&T Bank Corp.                                               340          35,020
MAF Bancorp, Inc.                                            920          39,440
Marshall & Ilsley Corp.                                      770          32,317
Mellon Financial Corp.                                     1,370          39,593
Mercantile Bankshares Corp.                                  940          45,816
Nara Bancorp, Inc.                                           810          15,479
National City Corp.                                        2,220          86,513
New York Community Bancorp, Inc.                           3,270          60,037
North Fork Bancorporation, Inc.                            1,120          49,392
Northern Trust Corp.                                         730          31,054
PNC Financial Services Group, Inc.                           910          47,593
PrivateBancorp, Inc.                                         700          22,645
Provident Bankshares Corp.                                 1,020          35,425
Regions Financial Corp.                                    1,530          53,672
Republic Bancorp, Inc.                                     1,840          30,746
Riggs National Corp.                                       1,000          21,110
Silicon Valley Bancshares(b)                                 450          18,005
South Financial Group, Inc.                                2,250          67,545
SouthTrust Corp.                                           1,140          49,670
Southwest Bancorporation of Texas, Inc.                    2,160          50,630
Sovereign Bancorp, Inc.                                      950          20,568
State Street Corp.                                         1,090          49,105
Sterling Bancshares, Inc.                                  1,170          16,579
Sterling Financial Corp.(b)                                  700          26,299
SunTrust Banks, Inc.                                       1,130          79,529
Susquehanna Bancshares, Inc.                               1,310          32,580
Synovus Financial Corp.                                    1,040          28,278
TCF Financial Corp.                                        1,760          55,475
TrustCo Bank Corp. NY                                      1,590          21,290
U.S. Bancorp                                               6,190         177,095
UCBH Holdings, Inc.                                        1,470          63,342
Umpqua Holdings Corp.                                      1,340          33,339
United Bankshares, Inc.                                    1,350          49,505
Wachovia Corp.                                             4,150         204,221
Washington Federal, Inc.                                     700          17,864
Waypoint Financial Corp.                                     990          27,185
Webster Financial Corp.                                      540          25,812
Westamerica Bancorp.                                         320          18,301
Whitney Holding Corp.                                      1,260          54,949
Wintrust Financial Corp.                                     640          36,480
Zions Bancorp                                                240          15,881
                                                                     -----------
                                                                       4,190,401
                                                                     -----------
BEVERAGES (1.1%)
Coca-Cola Co.                                              7,560         307,389
Coca-Cola Enterprises, Inc.                                1,490          31,156
Pepsi Bottling Group, Inc.                                   880          24,675

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
PepsiAmericas, Inc.                                        1,690     $    34,223
PepsiCo, Inc.                                              5,390         267,236
                                                                     -----------
                                                                         664,679
                                                                     -----------
BUILDING (2.1%)
AMCOL International Corp.                                    990          17,414
Apogee Enterprises, Inc.                                     840          10,760
Building Materials Holding Corp.                             480          13,872
Centex Corp.                                                 410          21,295
Champion Enterprises, Inc.(b)                              2,360          25,700
Coachmen Industries, Inc.                                    510           7,380
D. R. Horton, Inc.                                         2,930          87,900
Dycom Industries, Inc.(b)                                    640          20,896
ElkCorp                                                      670          18,861
Fleetwood Enterprises, Inc.(b)                             1,860          23,417
Florida Rock Industries, Inc.                              1,380          71,277
Granite Construction, Inc.                                   530          12,868
Hovnanian Enterprises, Inc.(b)                               760          28,530
Insituform Technologies, Inc.(b)                             900          17,838
KB Home                                                      140          11,515
Lennar Corp.                                               1,920          86,362
Lennox International, Inc.                                 1,850          26,751
Lone Star Technologies, Inc.(b)                              960          25,344
M.D.C. Holdings, Inc.                                      1,010          77,518
Martin Marietta Materials, Inc.                              600          27,318
Masco Corp.                                                1,510          51,733
Maverick Tube Corp.(b)                                     1,400          36,918
Meritage Homes Corp.(b)                                      410          36,367
Monaco Coach Corp.                                           980          17,395
NVR, Inc.(b)                                                 190         119,130
Pulte Homes, Inc.                                            440          24,147
Rollins, Inc.                                                560          14,756
Ryland Group, Inc.                                           270          25,755
Simpson Manufacturing Co., Inc.                              730          46,924
Skyline Corp.                                                280          11,222
Standard-Pacific Corp.                                     1,060          59,519
Texas Industries, Inc.                                       690          35,142
Toll Brothers, Inc.(b)                                       930          43,106
Universal Forest Products, Inc.                              570          20,905
Vulcan Materials Co.                                         350          17,423
Winnebago Industries, Inc.                                 1,090          34,226
York International Corp.                                     520          16,557
                                                                     -----------
                                                                       1,244,041
                                                                     -----------
BUSINESS SERVICES (2.4%)
ABM Industries, Inc.                                       1,540          31,955
Administaff, Inc.(b)                                         880          10,076
ADVO, Inc.                                                 1,090          34,826
Angelica Corp.                                               320           7,680
Brady Corp.                                                  730          39,588
Catalina Marketing Corp.                                     740          18,951
CDI Corp.                                                    650          10,725
Central Parking Corp.                                      1,200          16,260
Checkpoint Systems, Inc.(b)                                1,260          21,546
Chemed Corp.                                                 400          24,180
ChoicePoint, Inc.(b)                                       1,160          48,291
Cintas Corp.                                                 560          24,158
Consolidated Graphics, Inc.(b)                               480          20,496
Convergys Corp.(b)                                           500           6,505
Cross Country Healthcare, Inc.(b)                          1,030          15,275
CSG Systems International, Inc.(b)                           740          12,439
Deluxe Corp.                                                 250           9,523
Dendrite International, Inc.(b)                            1,410          20,657
Digital Insight Corp.(b)                                   1,220          19,105
Dun & Bradstreet Corp.(b)                                    900          50,903
EMCOR Group, Inc.(b)                                         490          19,389
Fair Issac Corp.                                             930          28,086
Fluor Corp.                                                  300          13,932
G & K Services, Inc.                                         640          25,146
Gartner, Inc.(b)                                           1,370          16,303
Global Payment, Inc.                                       1,250          68,449
Harte-Hanks, Inc.                                          1,180          30,373
Heidrick & Struggles International, Inc.(b)                  660          18,899
Insurance Auto Auctions, Inc.(b)                             410           7,876
Interpublic Group of Cos., Inc.(b)                         1,460          17,900
Jacobs Engineering Group, Inc.(b)                            690          28,104
Keane, Inc.(b)                                               860          13,597
Kelly Services, Inc.                                         440          11,843
Korn/Ferry International, Inc.(b)                            530           9,222
Labor Ready, Inc.(b)                                       1,370          19,660
Manpower, Inc.                                             1,100          49,774
MAXIMUS, Inc.(b)                                             760          20,657
MemberWorks, Inc.(b)                                         410          12,218
Mobile Mini, Inc.(b)                                         480          13,613
Monster Worldwide, Inc.(b)                                   470          13,184
MPS Group, Inc.(b)                                         1,210          12,741

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
OCA, Inc.(b)                                               1,070     $     4,419
Omnicom Group, Inc.                                          630          49,707
On Assignment, Inc.(b)                                       450           2,259
PAREXEL International Corp.(b)                               950          18,288
Paxar Corp.(b)                                             1,370          30,209
Pharmaceutical Product Development, Inc.(b)                1,840          77,702
Pre-Paid Legal Services, Inc.(b)                             590          16,455
PRG-Schultz International, Inc.(b)                         1,870           9,687
QRS Corp.(b)                                                 560           3,903
Quanta Services, Inc.(b)                                   1,370           9,206
Rewards Network, Inc.(b)                                     540           2,986
Reynolds & Reynolds Co.                                      850          20,919
Robert Half International, Inc.                              630          16,714
Shaw Group, Inc.(b)                                        2,090          25,477
SOURCECORP, Inc.(b)                                          590           9,900
Spherion Corp.(b)                                          1,740          12,511
StarTek, Inc.                                                540          14,931
Teledyne Technologies Inc.(b)                              1,020          26,081
Tetra Tech, Inc.(b)                                        1,860          24,440
URS Corp.(b)                                               1,400          38,640
Volt Information Sciences, Inc.(b)                           520          15,106
Watson Wyatt & Co. Holdings                                1,150          30,533
Websense, Inc.(b)                                            750          30,428
                                                                     -----------
                                                                       1,384,606
                                                                     -----------
CHEMICALS (1.7%)
A. Schulman, Inc.                                            870          17,270
Airgas, Inc.                                                 860          21,156
Albemarle Corp.                                              480          17,208
Arch Chemicals, Inc.                                         760          21,546
Ashland, Inc.                                                240          13,829
Cabot Corp.                                                  760          25,901
Cabot Microelectronics Corp.(b)                              280          10,088
Crompton Corp.                                             1,360          12,648
Cytec Industries, Inc.                                       450          20,930
Dow Chemical Co.                                           3,040         136,618
E.I. Du Pont De Nemours & Co.                              3,220         138,041
Ecolab, Inc.                                                 820          27,757
Engelhard Corp.                                              350           9,905
Ferro Corp.                                                  450           9,482
FMC Corp.(b)                                                 440          19,294
Georgia Gulf Corp.                                         1,040          47,081
Great Lakes Chemical Corp.                                   170           4,355
H.B. Fuller Co.                                              800          21,520
Hercules, Inc.(b)                                            200           2,856
International Flavors & Fragrances, Inc.                     360          14,058
Lubrizol Corp.                                               780          27,089
Lyondell Chemical Co.                                      2,290          52,624
MacDermid, Inc.                                              920          29,035
Minerals Technologies, Inc.                                  200          12,020
Mosaic Co.(b)                                              1,480          22,259
Olin Corp.                                                   880          16,456
OM Group, Inc.(b)                                            930          30,681
OMNOVA Solutions, Inc.(b)                                    930           4,873
Penford Corp.                                                240           3,749
PolyOne Corp.(b)                                           2,460          18,622
PPG Industries, Inc.                                         520          33,150
Praxair, Inc.                                              1,070          45,154
Quaker Chemical Corp.                                        250           5,645
Rohm & Haas Co.                                              760          32,216
Sensient Technologies Corp.                                  500          10,860
Sigma-Aldrich Corp.                                          170           9,459
Valspar Corp.                                                570          26,596
Wellman, Inc.                                                940           6,937
                                                                     -----------
                                                                         978,968
                                                                     -----------
COMPUTER HARDWARE (2.0%)
Apple Computer, Inc.(b)                                    1,240          65,137
Dell, Inc.(b)                                              7,810         273,819
Digi International, Inc.(b)                                  760          10,404
Gateway, Inc.(b)                                           1,120           6,552
Hewlett-Packard Co.                                        9,630         179,696
International Business Machines Corp.                      5,200         466,701
Kronos, Inc.(b)                                            1,000          49,050
McDATA Corp.(b)                                            1,490           9,357
Mercury Computer Systems, Inc.(b)                            730          18,436
Network Appliance, Inc.(b)                                 1,220          29,853
Pinnacle Systems, Inc.(b)                                  1,980           9,227
Sun Microsystems, Inc.(b)                                  9,410          42,627
                                                                     -----------
                                                                       1,160,859
                                                                     -----------

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
COMPUTER SERVICES & SOFTWARE (6.1%)
3Com Corp.(b)                                              4,430     $    18,340
Activision, Inc.(b)                                        1,810          26,209
Adobe Systems, Inc.                                          780          43,703
Advent Software, Inc.(b)                                     550          11,473
Affiliated Computer Services, Inc.(b)                        460          25,093
Alliance Data Systems Corp.(b)                             1,060          44,817
ANSYS, Inc.(b)                                             1,070          29,532
Arbitron, Inc.(b)                                          1,020          36,893
Ascential Software Corp.(b)                                  810          11,413
Autodesk, Inc.                                               390          20,573
Avid Technology, Inc.(b)                                   1,070          56,689
Avocent Corp.(b)                                             640          22,784
Black Box Corp.                                              570          22,390
BMC Software, Inc.(b)                                        820          15,514
Brooktrout, Inc.(b)                                          440           4,061
CACI International, Inc.(b)                                  940          57,312
Cadence Design Systems, Inc.(b)                            3,420          42,545
Captaris, Inc.(b)                                            580           2,668
Carreker Corp.(b)                                            860           7,766
Catapult Communications Corp.(b)                             490          12,034
Ceridian Corp.(b)                                          1,910          32,948
Cerner Corp.(b)                                            1,190          53,729
CheckFree Corp.(b)                                         1,380          42,780
Ciber, Inc.(b)                                             1,940          17,538
Citrix Systems, Inc.(b)                                      610          14,719
Cognizant Technology Solutions Corp.(b)                    1,680          57,120
Coinstar, Inc.(b)                                            780          20,147
Computer Associates International, Inc.                    1,940          53,757
Computer Sciences Corp.(b)                                   660          32,782
Compuware Corp.(b)                                           980           5,674
Concord Communications, Inc.(b)                              670           5,507
Diebold, Inc.                                                890          42,587
DST Systems, Inc.(b)                                       1,080          48,438
Electronic Arts, Inc.(b)                                     990          44,471
Electronic Data Systems Corp.                              1,800          38,286
EMC Corp.(b)                                               7,800         100,386
EPIQ Systems, Inc.(b)                                        630           9,437
Factset Research Systems, Inc.                             1,010          50,338
FileNet Corp.(b)                                           1,280          35,622
FindWhat.com(b)                                            1,030          20,652
Hutchinson Technology, Inc.(b)                               840          28,232
Hyperion Solutions Corp.(b)                                1,250          50,163
Imation Corp.                                                470          14,697
IMS Health, Inc.                                             870          18,427
Inter-Tel, Inc.                                              850          22,950
Internet Security Systems, Inc.(b)                         1,830          39,821
Intuit, Inc.(b)                                              620          28,123
Jack Henry & Associates, Inc.                              1,250          23,300
JDA Software Group, Inc.(b)                                1,040          11,679
Lexmark International, Inc.(b)                               420          34,906
Macromedia, Inc.(b)                                        1,180          32,025
Manhattan Associates, Inc.(b)                              1,060          21,804
ManTech International Corp.(b)                             1,070          23,133
MapInfo Corp.(b)                                             730           7,220
McAfee, Inc.(b)                                            1,980          47,916
Mercury Interactive Corp.(b)                                 320          13,898
MICROS Systems, Inc.(b)                                      620          36,654
Microsoft Corp.                                           33,470         936,825
MRO Software, Inc.(b)                                        870           9,483
National Instruments Corp.                                 1,040          28,631
NCR Corp.(b)                                                 330          18,596
Netegrity, Inc.(b)                                         1,740          18,531
Novell, Inc.(b)                                            1,230           8,844
NYFIX, Inc.(b)                                             1,050           5,019
Oracle Corp.(b)                                           16,420         207,877
Parametric Technology Corp.(b)                               610           3,166
PC-Tel, Inc.(b)                                            1,490          11,488
Pegasus Soutions, Inc.(b)                                    790           8,224
PeopleSoft, Inc.(b)                                        1,320          27,416
Phoenix Technologies, Ltd.(b)                                540           3,293
Progress Software Corp.(b)                                 1,210          24,031
Radiant Systems, Inc.(b)                                     600           3,072
RadiSys Corp.(b)                                             710           9,429
Retek, Inc.(b)                                             1,350           7,452
Roxio, Inc.(b)                                             1,350           8,222
RSA Security, Inc.(b)                                        940          19,232
Sabre Holdings Corp.                                         560          12,046
SanDisk Corp.(b)                                           2,020          42,157
SERENA Software, Inc.(b)                                   1,500          26,610
Siebel Systems, Inc.(b)                                    1,720          16,340
SPSS, Inc.(b)                                                630           8,511

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Storage Technology Corp.(b)                                1,440     $    38,909
SunGard Data Systems, Inc.(b)                              1,060          28,079
Sybase, Inc.(b)                                            1,230          19,471
Symantec Corp.(b)                                          1,010          57,509
Synaptics, Inc.(b)                                           840          26,578
Synopsys, Inc.(b)                                          1,980          32,155
Take-Two Interactive Software, Inc.(b)                     1,440          47,462
TALX Corp.                                                   550          15,593
THQ, Inc.(b)                                               1,340          25,326
Transaction Systems Architects, Inc.(b)                      520           8,525
Unisys Corp.(b)                                            1,080          11,470
VERITAS Software Corp.(b)                                  1,410          30,851
Verity, Inc.(b)                                            1,750          22,610
Webex Communications, Inc.(b)                              1,650          36,300
Wind River Systems, Inc.(b)                                1,130          15,131
Zix Corp.(b)                                               1,140           6,156
                                                                     -----------
                                                                       3,580,295
                                                                     -----------
CONSUMER DISCRETIONARY (0.4%)
Action Performance Cos., Inc.                                680           6,290
Ethan Allen Interiors, Inc.                                1,160          44,185
Hasbro, Inc.                                                 690          12,206
La-Z-Boy, Inc.                                             1,530          20,181
Lear Corp.                                                   800          43,136
Leggett & Platt, Inc.                                        670          18,847
Libbey, Inc.                                                 420           7,623
Mattel, Inc.                                               1,490          26,090
Sherwin-Williams Co.                                         450          19,224
Toys "R" Us, Inc.(b)                                         730          13,147
                                                                     -----------
                                                                         210,929
                                                                     -----------
CONSUMER PRODUCTS (2.0%)
Alberto-Culver Co.                                           340          15,252
American Greetings Corp.                                     940          24,863
Avon Products, Inc.                                        1,600          63,280
Blyth, Inc.                                                  510          15,336
Church & Dwight Co., Inc.                                    810          22,048
Clorox Co.                                                   750          40,950
Colgate-Palmolive Co.                                      1,710          76,300
CPI Corp.                                                    360           4,428
Department 56, Inc.(b)                                       340           5,131
Fossil, Inc.(b)                                            2,300          68,448
Gillette Co.                                               3,260         135,225
Kimberly-Clark Corp.                                       1,660          99,052
Natures Sunshine Products, Inc.                              510           7,716
NBTY, Inc.(b)                                              2,110          58,109
Newell Rubbermaid, Inc.                                      920          19,835
Procter & Gamble Co.                                       8,020         410,464
Russ Berrie & Co., Inc.                                      830          17,306
Scotts Co.(b)                                                350          22,477
Sola International, Inc.(b)                                1,060          20,331
Tupperware Corp.                                             680          11,349
WD-40 Co.                                                    570          16,111
                                                                     -----------
                                                                       1,154,011
                                                                     -----------
CONSUMER STAPLES (2.1%)
Albertson's, Inc.                                          1,280          29,197
American Italian Pasta Co.                                   600          12,180
Campbell Soup Co.                                          1,300          34,892
ConAgra Foods, Inc.                                        1,780          46,992
Corn Products International, Inc.                          1,160          57,072
Dean Foods Co.(b)                                          1,950          58,208
Flowers Foods, Inc.                                        1,430          36,265
General Mills, Inc.                                        1,290          57,083
Great Atlantic & Pacific Tea Co., Inc.(b)                  1,190           7,735
H.J. Heinz Co.                                             1,180          42,893
Hain Celestial Group, Inc.(b)                              1,170          18,931
Hershey Foods Corp.                                          840          42,580
Hormel Foods Corp.                                         1,700          47,787
J & J Snack Foods Corp.(b)                                   280          12,384
J.M. Smucker Co.                                             720          32,040
Kellogg Co.                                                1,440          61,919
Kroger Co.(b)                                              2,310          34,904
Lance, Inc.                                                  890          15,023
McCormick & Co., Inc.                                        470          16,652
Nash Finch Co.                                               430          13,270
Performance Food Group Co.(b)                              1,500          34,890
Ralcorp Holdings, Inc.                                       970          35,648
Ruddick Corp.                                                550          11,072
Safeway, Inc.(b)                                           1,460          26,630
Sanderson Farms, Inc.                                        630          20,469
Sara Lee Corp.                                             2,570          59,830
Smithfield Foods, Inc.(b)                                  1,390          33,680

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
SUPERVALU, Inc.                                              440     $    12,976
Sysco Corp.                                                2,140          69,057
Tootsie Roll Industries, Inc.                                650          19,708
Tyson Foods, Inc.                                          4,350          63,074
United Natural Foods, Inc.(b)                              1,310          35,619
Whole Foods Market, Inc.                                     770          62,700
Wm. Wrigley Jr. Co.                                          760          49,704
                                                                     -----------
                                                                       1,213,064
                                                                     -----------
CONTAINERS (0.2%)
Ball Corp.                                                   410          16,339
Bemis Co., Inc.                                              280           7,412
Packaging Corp. of America                                 1,320          28,947
Pactiv Corp.(b)                                              490          11,608
Sealed Air Corp.(b)                                          250          12,385
Sonoco Products Co.                                        1,190          31,713
                                                                     -----------
                                                                         108,404
                                                                     -----------
DATA PROCESSING (0.4%)
Acxiom Corp.                                               1,200          30,000
Automatic Data Processing, Inc.                            2,000          86,781
Certegy, Inc.                                                790          27,927
eFunds Corp.(b)                                            1,660          32,685
Fiserv, Inc.(b)                                              760          27,010
Input/Output, Inc.(b)                                      2,470          17,265
                                                                     -----------
                                                                         221,668
                                                                     -----------
DISTRIBUTION (0.8%)
Advanced Marketing Services, Inc.                            570           5,985
Arrow Electronics, Inc.(b)                                 1,450          34,742
Avnet, Inc.(b)                                             1,520          25,779
Bell Microproducts, Inc.(b)                                  820           7,200
CDW Corp.                                                  1,000          62,031
Fastenal Co.                                                 920          50,812
Genuine Parts Co.                                            600          23,934
Hughes Supply, Inc.                                        2,130          60,513
Owens & Minor, Inc.                                        1,260          32,999
ScanSource, Inc.(b)                                          400          24,772
SCP Pool Corp.                                             1,780          51,958
Tech Data Corp.(b)                                           740          29,889
United Stationers, Inc.(b)                                 1,030          45,835
W.W. Grainger, Inc.                                          280          16,405
Watsco, Inc.                                                 890          25,329
                                                                     -----------
                                                                         498,183
                                                                     -----------
ELECTRONIC COMPONENTS (3.7%)
Advanced Energy Industries, Inc.(b)                        1,080          10,649
Advanced Micro Devices, Inc.(b)                            1,210          20,352
Agilent Technologies, Inc.(b)                              1,560          39,094
Agilysys, Inc.                                             1,090          18,628
Alliance Semiconductor Corp.(b)                              270             932
American Power Conversion Corp.                              630          12,146
AMETEK, Inc.                                                 870          28,640
Analogic Corp.                                               430          18,294
Applied Micro Circuits Corp.(b)                               40             146
Artesyn Technologies, Inc.(b)                              1,310          12,707
Bel Fuse, Inc.                                               370          12,414
Benchmark Electronics, Inc.(b)                             1,290          43,821
Broadcom Corp.(b)                                          1,010          27,321
C&D Technologies, Inc.                                       830          14,857
CTS Corp.                                                  1,200          15,852
Cubic Corp.                                                  810          17,820
Daktronics, Inc.(b)                                          700          17,276
DSP Group, Inc.(b)                                           950          18,839
Electro Scientific Industries, Inc.(b)                       920          15,603
Emerson Electric Co.                                       1,340          85,827
Energizer Holdings, Inc.(b)                                  950          44,109
Engineered Support Systems, Inc.                             830          39,873
ESS Technology, Inc.(b)                                    1,180           7,717
FLIR Systems, Inc.(b)                                      1,070          56,935
Gentex Corp.                                                 980          32,350
Hubbell, Inc.                                                710          32,461
Intel Corp.                                               19,730         439,189
International Rectifier Corp.(b)                             780          31,005
Intersil Corp.                                             1,890          30,845
InVision Technologies, Inc.(b)                               570          26,323
Itron, Inc.(b)                                               730          15,286
Jabil Circuit, Inc.(b)                                       690          16,774
Keithley Instruments, Inc.                                   590          10,319
KEMET Corp.(b)                                             1,040           8,070
Kopin Corp.(b)                                             1,440           5,270
L-3 Communications Holdings, Inc.                          1,290          85,050

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Lattice Semiconductor Corp.(b)                             1,130     $     5,616
Littelfuse, Inc.(b)                                          710          23,160
LSI Logic Corp.(b)                                           890           4,050
MagneTek, Inc.(b)                                            780           4,797
Mentor Graphics Corp.(b)                                     950          11,058
Methode Electronics, Inc.                                  1,130          15,176
Microchip Technology, Inc.                                 2,480          75,020
Micron Technology, Inc.(b)                                 1,950          23,751
Microsemi Corp.(b)                                         1,970          30,614
Molex, Inc.                                                  670          19,812
NVIDIA Corp.(b)                                              610           8,827
Park Electrochemical Corp.                                   680          14,287
Planar Systems, Inc.(b)                                      520           5,054
Plexus Corp.(b)                                              570           7,062
Polycom, Inc.(b)                                           1,290          26,639
Power-One, Inc.(b)                                           230           1,615
Qlogic Corp.(b)                                              320          10,400
Rayovac Corp.(b)                                           1,160          28,896
Rogers Corp.(b)                                              520          22,318
Sanmina-SCI Corp.(b)                                       1,640          13,120
SBS Technologies, Inc.(b)                                    570           7,598
Semtech Corp.(b)                                             950          19,836
Skyworks Solutions, Inc.(b)                                5,050          44,895
Solectron Corp.(b)                                         2,570          13,415
Symbol Technologies, Inc.                                    880          12,927
Technitrol, Inc.(b)                                        1,310          21,379
Tektronix, Inc.                                              350          10,616
Texas Instruments, Inc.                                    5,390         131,785
Thomas & Betts Corp.                                         760          21,538
Trimble Navigation, Ltd.(b)                                1,640          47,052
Vicor Corp.                                                1,380          12,820
Vishay Intertechnology, Inc.(b)                            2,070          26,765
Washington Post Co.                                          125         114,374
Wilson Greatbatch Technologies, Inc.(b)                      720          12,204
Xilinx, Inc.                                               1,090          33,354
                                                                     -----------
                                                                       2,194,624
                                                                     -----------
FINANCE SERVICES (6.6%)
A.G. Edwards, Inc.                                         1,010          36,623
American Express Co.                                       4,040         214,402
AmeriCredit Corp.(b)                                       2,020          39,188
Bear Stearns Cos., Inc.                                      330          31,268
BISYS Group, Inc.(b)                                       1,500          21,900
Capital One Financial Corp.                                  760          56,058
Charles Schwab Corp.                                       4,200          38,430
Citigroup, Inc.                                           16,050         712,138
Countrywide Financial Corp.                                1,850          59,071
E*Trade Financial Corp.(b)                                 1,210          15,609
Eaton Vance Corp.                                            890          38,822
Fannie Mae                                                 2,960         207,643
Federated Investors, Inc.                                    380          11,016
Financial Federal Corp.(b)                                   570          21,267
Franklin Resources, Inc.                                     830          50,315
Freddie Mac                                                2,140         142,524
Goldman Sachs Group, Inc.                                  1,530         150,521
H&R Block, Inc.                                              540          25,677
IndyMac Bancorp., Inc.                                       780          25,163
Investment Technology Group, Inc.(b)                       1,370          21,098
Irwin Financial Corp.                                        850          21,191
Janus Capital Group, Inc.                                    720          10,980
Jefferies Group, Inc.                                        740          29,696
JPMorgan Chase & Co.                                      11,190         431,933
LaBranche & Co., Inc.(b)                                     780           5,530
Legg Mason, Inc.                                           1,230          78,363
Lehman Brothers Holdings, Inc.                               870          71,471
MBNA Corp.                                                 4,140         106,108
Merrill Lynch & Co., Inc.                                  2,960         159,662
MoneyGram International, Inc.                              1,100          20,460
Moody's Corp.                                                530          41,239
Morgan Stanley                                             3,470         177,282
NCO Group, Inc.(b)                                         1,050          28,088
Paychex, Inc.                                              1,370          44,928
Piper Jaffray Cos., Inc.(b)                                  650          28,425
Providian Financial Corp.(b)                                 940          14,617
Raymond James Financial, Inc.                                920          24,012
SEI Investments Co.                                        1,310          47,147
SLM Corp.                                                  1,420          64,269
SWS Group, Inc.                                              620          11,904
T. Rowe Price Group, Inc.                                    450          25,097
Waddell & Reed Financial, Inc.                             1,050          22,061
Washington Mutual, Inc.                                    2,780         107,614
Wells Fargo & Co.                                          5,280         315,321

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Wilmington Trust Corp.                                      770      $    26,611
World Acceptance Corp.(b)                                   610           14,274
                                                                     -----------
                                                                       3,847,016
                                                                     -----------
FIREARMS & AMMUNITION (0.0%)
Sturm, Ruger & Co., Inc.                                    820            7,232
                                                                     -----------
FORESTRY (0.2%)
Deltic Timber Corp.                                         420           16,712
Plum Creek Timber Co., Inc.                                 680           24,677
Weyerhaeuser Co.                                            820           51,365
                                                                     -----------
                                                                          92,754
                                                                     -----------
HEALTH SERVICES (0.3%)
Covance, Inc.(b)                                            810           32,173
First Health Group Corp.(b)                               1,070           17,034
Hooper Holmes, Inc.                                       1,250            6,563
Invacare Corp.                                              980           45,256
Renal Care Group, Inc.(b)                                   830           26,195
Sunrise Senior Living, Inc.(b)                              670           25,534
                                                                     -----------
                                                                         152,755
                                                                     -----------
HOTELS & MOTELS (0.2%)
Hilton Hotels Corp.                                       1,940           38,606
Marcus Corp.                                              1,260           26,788
Marriott International, Inc.                              1,000           54,490
                                                                     -----------
                                                                         119,884
                                                                     -----------
INDUSTRIALS (0.3%)
American Standard Cos., Inc.(b)                             740           27,062
Briggs & Stratton Corp.                                     790           56,731
Cummins, Inc.                                               130            9,110
Donaldson Co., Inc.                                       1,070           31,779
Pall Corp.                                                  390           10,085
Parker Hannifin Corp.                                       370           26,133
                                                                     -----------
                                                                         160,900
                                                                     -----------
INSTRUMENTS/CONTROLS (0.4%)
Applera Corp.                                               690           13,165
BEI Technologies, Inc.                                      490           14,646
Dionex Corp.(b)                                             640           35,841
Fisher Scientific International, Inc.(b)                    390           22,370
Ionics, Inc.(b)                                             800           22,800
PerkinElmer, Inc.                                           460            9,448
Thermo Electron Corp.(b)                                    570           16,530
Varian, Inc.(b)                                             430           15,686
Waters Corp.(b)                                             410           16,929
Watts Water Technologies, Inc.                            1,020           26,459
Woodward Governor Co.                                       330           19,982
X-Rite, Inc.                                                640            8,435
                                                                     -----------
                                                                         222,291
                                                                     -----------
INSURANCE (4.3%)
ACE Ltd.                                                    930           35,396
AFLAC, Inc.                                               1,770           63,508
Allmerica Financial Corp.(b)                                690           20,769
Allstate Corp.                                            2,260          108,682
AMBAC Financial Group, Inc.                                 330           25,760
American Financial Group, Inc.                              850           25,160
American International Group, Inc.                        8,110          492,357
AmerUs Group Co.                                            510           21,308
Aon Corp.                                                 1,040           21,226
Arthur J. Gallagher & Co.                                 1,140           32,034
Brown & Brown, Inc.                                         880           36,749
Chubb Corp.                                                 600           43,278
CIGNA Corp.                                                 470           29,826
Cincinnati Financial Corp.                                  570           23,798
Delphi Financial Group, Inc.                              1,040           42,505
Everest Re Group, Ltd.                                      650           51,591
Fidelity National Financial, Inc.                         2,190           82,651
First American Financial Corp.                            1,040           32,438
Hartford Financial Services Group, Inc.                     950           55,556
HCC Insurance Holdings, Inc.                                720           21,384
Hilb Rogal & Hobbs Co.                                    1,160           36,772
Horace Mann Educators Corp.                                 400            6,800
Jefferson-Pilot Corp.                                       640           30,906
LandAmerica Financial Group, Inc.                           540           26,433
Lincoln National Corp.                                      690           30,222
Marsh & McLennan Cos., Inc.                               1,820           50,341
MBIA, Inc.                                                  450           26,037
MetLife, Inc.                                             2,600           99,710
MGIC Investment Corp.                                       310           19,936
Ohio Casualty Corp.(b)                                      710           14,825

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Old Republic International Corp.                           2,120     $    49,502
Philadelphia Consolidated Holding Corp.(b)                   680          39,426
PMI Group, Inc.                                            1,180          45,808
Presidential Life Corp.                                      980          15,660
Principal Financial Group, Inc.                            1,140          43,046
ProAssurance Corp.(b)                                        940          33,549
Progressive Corp.                                            620          58,001
Protective Life Corp.                                        910          35,763
Prudential Financial, Inc.                                 1,860          86,434
Radian Group, Inc.                                         1,120          53,682
RLI Corp.                                                    790          30,044
SAFECO Corp.                                                 430          19,883
SCPIE Holdings, Inc.                                         200           1,730
Selective Insurance Group, Inc.                              880          34,390
St. Paul Travelers Cos., Inc.                              2,180          74,033
StanCorp Financial Group, Inc.                               340          25,629
Stewart Information Services Corp.                           560          23,755
Torchmark Corp.                                              410          22,148
UICI                                                       1,530          45,257
Unitrin, Inc.                                                860          37,135
UnumProvident Corp.                                          950          12,977
W.R. Berkley Corp.                                         1,040          44,450
XL Capital, Ltd.                                             420          30,450
Zenith National Insurance Co.                                610          25,053
                                                                     -----------
                                                                       2,495,763
                                                                     -----------
MACHINERY (1.3%)
AGCO Corp.(b)                                              1,170          22,721
Air Products & Chemicals, Inc.                               730          38,821
Albany International Corp.                                 1,070          32,121
Applied Industrial Technologies, Inc.                        650          24,180
Astec Industries, Inc.(b)                                    710          10,288
Baldor Electric Co.                                        1,000          23,430
Brown Shoe Company, Inc.                                     580          15,834
Caterpillar, Inc.                                          1,100          88,593
Cognex Corp.                                               1,470          37,632
Deere & Co.                                                  830          49,617
Flowserve Corp.(b)                                           730          15,753
Gardner Denver, Inc.(b)                                      650          19,487
Gerber Scientific, Inc.(b)                                   490           3,832
Graco, Inc.                                                  880          30,272
IDEX Corp.                                                 1,620          59,778
JLG Industries, Inc.                                       1,420          23,686
Lindsay Manufacturing Co.                                    400           9,432
Manitowoc Co., Inc.                                          890          31,417
Milacron, Inc.(b)                                            110             303
Nordson Corp.                                                440          15,409
Regal-Beloit Corp.                                           800          18,720
Robbins & Myers, Inc.                                        490          10,217
Rockwell Automation, Inc.                                    620          25,848
RPM International, Inc.                                    1,220          21,509
Stewart & Stevenson Services, Inc.                           910          15,470
Tecumseh Products Co.                                        210           9,089
Thomas Industries, Inc.                                      600          20,280
Toro Co.                                                     710          48,458
Zebra Technologies Corp.(b)                                  900          47,691
                                                                     -----------
                                                                         769,888
                                                                     -----------
MANUFACTURING (4.1%)
3M Co.                                                     2,450         190,047
A.O. Smith Corp.                                             940          24,948
Acuity Brands, Inc.                                        1,350          35,816
AptarGroup, Inc.                                           1,100          51,612
Barnes Group, Inc.                                           730          18,980
Brink's Co.                                                  740          23,754
Carlisle Cos., Inc.                                          340          19,764
Cooper Industries,   Ltd.                                    270          17,253
Crane Co.                                                    140           3,902
Cuno, Inc.(b)                                                530          30,475
Danaher Corp.                                                990          54,579
Dover Corp.                                                  700          27,489
Eaton Corp.                                                  480          30,696
Federal Signal Corp.                                         590           9,806
General Electric Co.                                      32,610       1,112,652
Griffon Corp.(b)                                             920          20,470
Harsco Corp.                                                 500          24,225
Honeywell International, Inc.                              2,720          91,610
Illinois Tool Works, Inc.                                    960          88,589
Ingersoll-Rand Co.                                           560          38,326
ITT Industries, Inc.                                         270          21,908
Lancaster Colony Corp.                                       440          18,911
Lydall, Inc.(b)                                              400           3,764
Pentair, Inc.                                              1,290          48,220

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Roper Industries, Inc.                                     1,140     $    70,292
SPX Corp.                                                    910          34,899
Standex International Corp.                                  400          10,476
Teleflex, Inc.                                               460          20,143
Textron, Inc.                                                430          29,305
Tredegar Corp.                                             1,210          20,268
Trinity Industries, Inc.                                     640          19,942
Tyco International, Ltd.                                   6,270         195,310
                                                                     -----------
                                                                       2,408,431
                                                                     -----------
MEDIA (1.4%)
4Kids Entertainment, Inc.(b)                                 580          10,608
Belo Corp.                                                 1,800          41,850
Clear Channel Communications, Inc.                         2,280          76,152
Emmis Communications Corp.(b)                              1,160          21,692
Entercom Communications Corp.(b)                             820          27,224
Gannett Co., Inc.                                            980          81,291
Harman International Industries, Inc.                        830          99,749
Macrovision Corp.(b)                                         650          17,576
McGraw Hill Cos., Inc.                                       710          61,238
Media General, Inc.                                          380          22,154
Meredith Corp.                                               370          18,130
Sonic Solutions(b)                                           820          16,277
Tribune Co.                                                1,290          55,728
Univision Communications, Inc.(b)                          1,400          43,344
Viacom, Inc.                                               5,990         218,575
Westwood One, Inc.(b)                                      1,560          36,005
                                                                     -----------
                                                                         847,593
                                                                     -----------
MEDICAL (6.0%)
Accredo Health, Inc.(b)                                    1,560          35,927
Aetna, Inc.                                                  490          46,550
Alpharma, Inc.                                             1,760          29,832
American Healthways, Inc.(b)                               1,090          32,896
American Medical Systems Holdings, Inc.(b)                 1,090          40,439
AMERIGROUP Corp.(b)                                          790          47,400
Amgen, Inc.(b)                                             3,940         223,791
AmSurg Corp.(b)                                              970          22,688
Anthem, Inc.(b)                                              460          36,984
Apria Healthcare Group, Inc.(b)                              610          16,690
ArQule, Inc.(b)                                              840           3,780
ArthroCare Corp.(b)                                          730          22,491
Beckman Coulter, Inc.                                        740          44,030
Becton, Dickinson & Co.                                      850          44,625
Biomet, Inc.                                                 870          40,612
Biosite, Inc.(b)                                             520          25,381
Boston Scientific Corp.(b)                                 2,680          94,603
Bristol-Myers Squibb Co.                                   6,370         149,248
Cambrex Corp.                                                870          19,462
Centene Corp.(b)                                             670          31,778
Community Health Systems, Inc.(b)                          1,090          29,234
CONMED Corp.(b)                                              970          27,228
Cooper Cos., Inc.                                          1,030          72,460
Coventry Health Care, Inc.(b)                              1,140          46,626
Cyberonics, Inc.(b)                                          800          15,016
Cytyc Corp.(b)                                             1,420          37,048
Datascope Corp.                                              500          16,230
DENTSPLY International, Inc.                                 990          51,490
Diagnostic Products Corp.                                    930          41,060
DJ Orthopedics, Inc.(b)                                      740          12,617
Edwards Lifesciences Corp.(b)                                770          26,319
Enzo Biochem, Inc.(b)                                      1,092          19,317
Forest Laboratories, Inc.(b)                               1,170          52,182
Gentiva Health Services, Inc.(b)                             780          13,233
Genzyme Corp.(b)                                             740          38,828
Guidant Corp.                                              1,000          66,619
Haemonetics Corp.(b)                                         830          27,266
HCA, Inc.                                                  1,570          57,666
Health Net, Inc.(b)                                        1,360          32,994
Henry Schein, Inc.(b)                                        530          33,512
Hillenbrand Industries, Inc.                                 740          36,837
Humana, Inc.(b)                                              480           9,192
ICU Medical, Inc.(b)                                         470          10,552
IDEXX Laboratories, Inc.(b)                                1,080          53,827
Immucor, Inc.(b)                                           1,000          30,850
INAMED Corp.(b)                                              430          22,855
Integra LifeSciences Holdings(b)                             970          31,118
Invitrogen Corp.(b)                                          650          37,635
IVAX Corp.(b)                                              3,180          57,558
Kensey Nash Corp.(b)                                         410          11,726
LabOne, Inc.(b)                                              580          17,400
LifePoint Hospitals, Inc.(b)                                 490          15,886
Lincare Holdings, Inc.(b)                                  1,210          44,480

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Manor Care, Inc.                                            290      $     9,495
McKesson Corp.                                              990           26,393
Medimmune, Inc.(b)                                          890           25,294
Mentor Corp.                                              1,370           47,676
Merck & Co., Inc.                                         6,820          213,533
Merit Medical Systems, Inc.(b)                              810            8,384
Millipore Corp.(b)                                          170            7,818
Mylan Laboratories, Inc.                                    920           15,842
NDCHealth Corp.                                           1,250           20,988
Odyssey Healthcare, Inc.(b)                               1,190            9,187
Osteotech, Inc.(b)                                           60              272
PacifiCare Health Systems, Inc.(b)                        1,070           38,113
Patterson Cos., Inc.(b)                                   1,660           62,249
Pediatrix Medical Group, Inc.(b)                            750           42,188
PolyMedica Corp.                                            890           31,150
Possis Medical, Inc.(b)                                     610            6,759
Priority Healthcare Corp.(b)                              1,420           25,645
Protein Design Labs, Inc.(b)                              1,290           24,704
Province Healthcare Co.(b)                                1,640           35,162
Quest Diagnostics, Inc.                                     340           29,764
RehabCare, Inc.(b)                                          550           12,628
ResMed, Inc.(b)                                           1,070           50,290
Respironics, Inc.(b)                                      1,110           56,710
Sierra Health Services, Inc.(b)                             890           42,471
St. Jude Medical, Inc.(b)                                   580           44,411
STERIS Corp.(b)                                             820           16,999
Surmodics, Inc.(b)                                          570           15,305
Sybron Dental Specialties, Inc.(b)                        1,260           41,038
Techne Corp.(b)                                           1,320           47,546
United Surgical Partners International, Inc.(b)             920           32,209
UnitedHealth Group Inc.                                   2,080          150,591
Varian Medical Systems, Inc.(b)                           1,690           67,853
Viasys Healthcare, Inc.(b)                                1,020           17,432
Vital Signs, Inc.                                           430           14,889
Wellpoint Health Networks, Inc.(b)                          510           49,807
Zimmer Holdings, Inc.(b)                                    790           61,296
                                                                     -----------
                                                                       3,508,159
                                                                     -----------
MEDICAL EQUIPMENT & SUPPLIES (1.7%)
Advanced Medical Optics, Inc.(b)                          1,170           45,747
Bausch & Lomb, Inc.                                         180           10,973
Baxter International, Inc.                                2,050           63,058
Biolase Technology, Inc.                                    740            5,047
C.R. Bard, Inc.                                             370           21,016
Hologic, Inc.(b)                                            730           14,658
Intermagnetics General Corp.(b)                             860           21,921
Johnson & Johnson                                         9,230          538,848
Medtronic, Inc.                                           3,810          194,729
Stryker Corp.                                             1,310           56,448
VISX, Inc.(b)                                               640           10,675
                                                                     -----------
                                                                         983,120
                                                                     -----------
METALS (1.0%)
A.M. Castle & Co.(b)                                        560            6,306
Alcoa, Inc.                                               2,860           92,949
Brush Engineered Materials, Inc.(b)                         660           10,296
Century Aluminum Co.(b)                                   1,060           24,528
Cleveland Cliffs, Inc.(b)                                   350           25,515
Commercial Metals Co.                                       970           35,066
Commonwealth Industries, Inc.(b)                            570            5,324
Freeport-McMoRan Copper & Gold, Inc.                        660           23,905
Kaydon Corp.                                                910           26,936
Lawson Products, Inc.                                       310           13,423
Mueller Industries, Inc.                                  1,140           30,392
Newmont Mining Corp.                                      1,580           75,082
Phelps Dodge Corp.                                          310           27,137
Precision Castparts Corp.                                   770           46,200
Quanex Corp.                                                530           26,871
RTI International Metals, Inc.(b)                           740           14,822
Timken Co.                                                2,960           71,040
Wolverine Tube, Inc.(b)                                     550            5,473
Worthington Industries, Inc.                                310            6,154
                                                                     -----------
                                                                         567,419
                                                                     -----------
MOTORCYCLES (0.1%)
Harley-Davidson, Inc.                                     1,010           58,146
                                                                     -----------
OFFICE SERVICES & SUPPLIES (0.5%)
Avery Dennison Corp.                                        350           21,294
Boise Cascade Corp.                                         380           11,218
Global Imaging Systems, Inc.(b)                             770           27,104
Herman Miller, Inc.                                         890           20,559

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
HNI Corp.                                                    700     $    28,280
Imagistics International, Inc.(b)                            560          19,275
Interface, Inc.(b)                                         1,590          13,817
John H. Harland Co.                                          980          31,585
Office Depot, Inc.(b)                                        940          15,219
Pitney Bowes, Inc.                                           830          36,313
Standard Register Co.                                      1,090          11,576
Xerox Corp.(b)                                             2,810          41,503
                                                                     -----------
                                                                         277,743
                                                                     -----------
OIL & GAS (7.1%)
Amerada Hess Corp.                                           280          22,599
Anadarko Petroleum Corp.                                     750          50,588
Apache Corp.                                                 990          50,193
Atwood Oceanics, Inc.(b)                                     470          22,537
Baker Hughes, Inc.                                         1,080          46,256
BJ Services Co.                                              510          26,010
Burlington Resources, Inc.                                 1,270          52,705
Cabot Oil & Gas Corp.                                      1,010          42,733
Cal Dive International, Inc.(b)                            1,190          42,138
CARBO Ceramics, Inc.                                         460          33,235
ChevronTexaco Corp.                                        6,670         353,909
Cimarex Energy Co.(b)                                      1,260          45,209
ConocoPhillips                                             2,140         180,422
Cooper Cameron Corp.(b)                                      630          30,461
Devon Energy Corp.                                           710          52,519
Dril-Quip, Inc.(b)                                           510          11,424
Dynegy, Inc.(b)                                              270           1,331
El Paso Corp.                                              2,180          19,489
ENSCO International, Inc.                                  1,830          55,907
EOG Resources, Inc.                                          340          22,630
Equitable Resources, Inc.                                    690          38,157
Exxon Mobil Corp.                                         19,980         983,415
Flying A Petroleum, Ltd.(b)                                1,270           1,778
FMC Technologies, Inc.(b)                                    770          23,277
Forest Oil Corp.(b)                                          710          21,655
Frontier Oil Corp.                                           920          22,614
Grand Prideco, Inc.(b)                                     1,510          31,046
Halliburton Co.                                            1,500          55,560
Hanover Compressor Co.(b)                                  1,010          13,150
Helmerich & Payne, Inc.                                      500          14,275
Hydril Co.(b)                                                710          31,233
Kerr-McGee Corp.                                             450          26,649
Kinder Morgan, Inc.                                          420          27,035
Marathon Oil Corp.                                         1,150          43,827
Murphy Oil Corp.                                           1,110          88,821
Nabors Industries, Ltd.(b)                                   460          22,595
National Fuel Gas Co.                                        920          25,778
National-Oilwell, Inc.(b)                                  1,060          35,733
Newfield Exploration Co.(b)                                  700          40,740
Nicor, Inc.                                                  170           6,378
Noble Corp.(b)                                               430          19,642
Noble Energy, Inc.                                           650          37,700
Occidental Petroleum Corp.                                 1,190          66,438
Oceaneering International, Inc.(b)                           790          28,085
Patina Oil & Gas Corp.                                     2,240          64,064
Patterson-UTI Energy, Inc.                                 1,990          38,268
Petroleum Development Corp.(b)                               540          19,019
Pioneer Natural Resources Co.                              1,770          57,348
Plains Exploration & Production Co.(b)                       910          22,750
Pogo Producing Co.                                           700          32,095
Pride International, Inc.(b)                               1,590          29,383
Questar Corp.                                              1,050          50,400
Remington Oil & Gas Corp.(b)                                 850          21,624
Rowan Cos., Inc.(b)                                          340           8,680
Schlumberger Ltd.                                          1,840         115,809
SEACOR Holdings, Inc.(b)                                     580          27,614
Smith International, Inc.(b)                               1,260          73,181
Southwestern Energy Co.(b)                                 1,140          52,372
Spinnaker Exploration Co.(b)                               1,060          33,835
St. Mary Land & Exploration Co.                              870          34,304
Stone Energy Corp.(b)                                        780          32,113
Sunoco, Inc.                                                 240          17,846
Swift Energy Co.(b)                                          920          22,310
TETRA Technologies, Inc.(b)                                  690          20,659
Tidewater, Inc.                                              620          19,177
Transocean, Inc.(b)                                        1,120          39,480
Unit Corp.(b)                                              1,440          53,410
Unocal Corp.                                                 800          33,400
Valero Energy Corp.                                          850          36,525
Varco International, Inc.(b)                               1,150          31,832
Veritas DGC, Inc.(b)                                       1,110          23,421
Vintage Petroleum, Inc.                                    2,100          44,100

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
W-H Energy Services, Inc.(b)                                 770     $    15,670
Weatherford International, Ltd.(b)                         1,630          85,184
Western Gas Resources, Inc.                                  940          27,533
Williams Cos., Inc.                                        1,680          21,017
XTO Energy, Inc.                                           3,170         105,814
                                                                     -----------
                                                                       4,178,113
                                                                     -----------
PAPER & RELATED PRODUCTS (0.5%)
Bowater, Inc.                                                760          27,998
Buckeye Technologies, Inc.(b)                              1,060          11,183
Caraustar Industries, Inc.(b)                                940          13,978
Chesapeake Corp.                                             660          15,319
Georgia-Pacific Corp.                                        920          31,823
International Paper Co.                                    1,690          65,081
Longview Fibre Co.                                           650          10,010
Louisiana-Pacific Corp.                                      370           9,069
MeadWestvaco Corp.                                           820          25,855
Pope & Talbot, Inc.                                          580           8,746
Potlatch Corp.                                               400          18,836
Rayonier, Inc.                                               590          27,966
Rock-Tenn Co.                                              1,070          16,639
Temple-Inland, Inc.                                          190          11,233
Wausau-Mosinee Paper Corp.                                 1,560          24,398
                                                                     -----------
                                                                         318,134
                                                                     -----------
PHARMACEUTICALS (3.7%)
Abbott Laboratories                                        4,990         212,723
Allergan, Inc.                                               430          30,771
AmerisourceBergen Corp.                                      390          21,466
Biogen Idec, Inc.(b)                                       1,110          64,558
Bradley Pharmaceuticals, Inc.(b)                             560           9,274
Cardinal Health, Inc.                                      1,350          63,113
Caremark Rx, Inc.(b)                                       1,550          46,454
Cephalon, Inc.(b)                                            720          34,322
Charles River Laboratories International, Inc.(b)            590          27,606
Chiron Corp.(b)                                              680          22,046
Curative Health Services, Inc.(b)                            170             942
Eli Lilly & Co.                                            3,530         193,831
Express Scripts, Inc.(b)                                     250          16,000
Gilead Sciences, Inc.(b)                                   1,420          49,175
Hospira, Inc.(b)                                             540          17,231
King Pharmaceuticals, Inc.(b)                                810           8,837
Medco Health Solutions, Inc.(b)                              900          30,519
Medicis Pharmaceutical Corp.                               1,830          74,426
MGI Pharma, Inc.(b)                                        2,270          60,541
Millennium Pharmaceuticals, Inc.(b)                        3,950          51,271
Noven Pharmaceuticals, Inc.(b)                               800          18,040
Omnicare, Inc.                                             1,280          35,315
Par Pharmaceutical Cos., Inc.(b)                             410          16,175
Perrigo Co.                                                  920          16,726
Pfizer, Inc.                                              23,370         676,561
Regeneron Pharmaceuticals, Inc.(b)                         1,880          13,668
Savient Pharmaceuticals, Inc.(b)                             150             296
Schering-Plough Corp.                                      4,800          86,927
Sepracor, Inc.(b)                                          1,100          50,523
Valeant Pharmaceuticals International                      1,100          26,400
Vertex Pharmaceuticals, Inc.(b)                            1,150          12,512
Watson Pharmaceuticals, Inc.(b)                              390          10,932
Wyeth                                                      4,200         166,529
                                                                     -----------
                                                                       2,165,710
                                                                     -----------
PHOTOGRAPHIC EQUIPMENT (0.1%)
Eastman Kodak Co.                                          1,040          31,491
                                                                     -----------
PRINTING & PUBLISHING (0.4%)
Banta Corp.                                                  380          15,458
Bowne & Co., Inc.                                          1,500          18,645
Dow Jones & Co., Inc.                                        360          15,930
Information Holdings, Inc.(b)                                780          21,364
Knight-Ridder, Inc.                                          300          20,559
Lee Enterprises, Inc.                                        650          30,109
New York Times Co.                                           660          26,433
R.R. Donnelley & Sons Co.                                    940          29,563
Reader's Digest Association, Inc.                          1,290          18,163
Scholastic Corp.(b)                                          600          18,192
Thomas Nelson, Inc.                                          570          12,620
Valassis Communications, Inc.(b)                             730          25,097
                                                                     -----------
                                                                         252,133
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS (1.5%)
AMB Property Corp.                                         1,080          40,500
Apartment Investment & Management Co.                        390          14,309
Capital Automotive REIT                                    1,200          38,712
Colonial Properties Trust                                    820          31,964

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Commercial Net Lease Realty                                1,340     $    25,768
Developers Diversified Realty Corp.                        1,270          53,086
Entertainment Properties Trust                               760          30,324
Equity Office Properties Trust                             1,440          40,493
Equity Residential                                         1,020          34,017
Essex Property Trust, Inc.                                   680          53,353
Gables Residential Trust                                     940          34,310
Glenborough Realty Trust, Inc.                             1,120          23,520
Highwood Properties, Inc.                                    700          17,367
Hospitality Properties Trust                                 800          34,280
Kilroy Realty Corp.                                          880          34,980
Lexington Corp. Properties Trust                           1,380          30,967
Liberty Property Trust                                     1,060          42,983
Mack-Cali Realty Corp.                                       710          31,361
New Century Financial Corp.                                1,480          81,622
New Plan Excel Realty Trust                                1,190          31,130
ProLogis                                                     660          25,727
Shurgard Storage Centers, Inc.                             1,450          57,565
Simon Property Group, Inc.                                   730          42,574
Sovran Self Storage, Inc.                                    490          19,144
United Dominion Realty Trust, Inc.                         1,530          32,252
                                                                     -----------
                                                                         902,308
                                                                     -----------
RECREATION (0.4%)
Arctic Cat, Inc.                                             760          19,084
Bally Total Fitness Holding Corp.(b)                         910           3,640
Brunswick Corp.                                              370          17,360
Callaway Golf Co.                                            990          10,326
International Speedway Corp.                                 690          32,458
JAKKS Pacific, Inc.(b)                                       940          14,814
K2, Inc.(b)                                                1,620          26,276
Polaris Industries, Inc.                                   1,380          81,904
Six Flags, Inc.(b)                                         1,380           6,955
Thor Industries, Inc.                                        730          20,301
                                                                     -----------
                                                                         233,118
                                                                     -----------
RECYCLING (0.0%)
IMCO Recycling, Inc.(b)                                      520           6,094
                                                                     -----------
RESTAURANTS (1.5%)
Applebee's International, Inc.                             1,050          24,014
Bob Evans Farms, Inc.                                        440          10,490
Brinker International, Inc.(b)                             1,190          38,437
CBRL Group, Inc.                                             650          23,569
CEC Entertainment, Inc.(b)                                 1,190          45,244
Cheesecake Factory(b)                                        680          29,519
Darden Restaurants, Inc.                                     570          13,965
IHOP Corp.                                                   670          25,661
Jack In the Box, Inc.(b)                                   1,210          40,378
Krispy Kreme Doughnuts, Inc.(b)                              740           7,844
Landry's Restaurants, Inc.                                   940          25,455
Lone Star Steakhouse & Saloon, Inc.                          790          19,047
McDonald's Corp.                                           4,320         125,928
O'Charley's, Inc.(b)                                         670          10,398
Outback Steakhouse, Inc.                                     960          38,006
P.F. Chang's China Bistro, Inc.(b)                           840          42,706
Panera Bread Co.(b)                                          990          34,581
Papa John's International, Inc.(b)                           580          18,722
RARE Hospitality International, Inc.(b)                    1,140          31,589
Ruby Tuesday, Inc.                                           850          20,995
Ryan's Restaurant Group, Inc.(b)                           1,270          17,767
Sonic Corp.(b)                                             1,990          54,188
Starbucks Corp.(b)                                         1,330          70,330
Steak n Shake Co.(b)                                         890          14,667
Triarc Cos., Inc.                                          2,040          23,317
Wendy's International, Inc.                                  450          15,017
YUM! Brands, Inc.                                          1,030          44,805
                                                                     -----------
                                                                         866,639
                                                                     -----------
RETAIL (7.3%)
99 Cents Only Stores(b)                                      880          13,561
Aaron Rents, Inc.                                          1,620          35,154
Abercrombie & Fitch Co.                                    1,140          44,665
Aeropostale, Inc.(b)                                         690          21,770
American Eagle Outfitters, Inc.                              880          35,974
AnnTaylor Stores Corp.(b)                                    900          20,214
AutoNation, Inc.(b)                                          690          11,889
AutoZone, Inc.(b)                                            240          19,634
Barnes & Noble, Inc.(b)                                      890          29,610
Bassett Furniture Industries, Inc.                           420           7,770
Bed Bath & Beyond, Inc.(b)                                   960          39,158
Best Buy Co., Inc.                                         1,020          60,404
Big Lots, Inc.(b)                                            170           2,106
BJ's Wholesale Club, Inc.(b)                                 900          26,127

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Borders Group, Inc.                                          910     $    20,739
Burlington Coat Factory Warehouse Corp.                    1,410          31,119
CarMax, Inc.(b)                                            1,300          34,242
Casey's General Stores, Inc.                               1,610          28,658
Cash America International, Inc.                             950          24,035
Cato Corp.                                                   620          14,235
Chico's FAS, Inc.(b)                                       1,090          43,633
Children's Place Retail Stores, Inc.(b)                      870          26,857
Christopher & Banks Corp.                                  1,200          19,500
Circuit City Stores, Inc.                                    700          11,375
Claire's Stores, Inc.                                      1,240          32,265
Coach, Inc.(b)                                               660          30,776
Copart, Inc.(b)                                            1,150          21,367
Cost Plus, Inc.(b)                                           700          22,610
Costco Wholesale Corp.                                     1,430          68,554
CVS Corp.                                                  1,280          55,629
Dillard's, Inc.                                              260           5,327
Dollar General Corp.                                       1,020          19,635
Dollar Tree Stores, Inc.(b)                                1,390          40,171
Dress Barn, Inc.(b)                                          880          14,106
Electronics Boutique Holdings Corp.(b)                       750          25,605
Enesco Group, Inc.(b)                                        230           1,493
Family Dollar Stores, Inc.                                   510          15,071
Federated Department Stores, Inc.                            530          26,739
Foot Locker, Inc.                                          1,950          47,580
Fred's, Inc.                                               1,290          22,614
Furniture Brands International, Inc.                         700          15,267
Gap, Inc.                                                  2,900          57,942
Genesco, Inc.(b)                                             730          18,688
Goody's Family Clothing, Inc.                                940           8,263
Group 1 Automotive, Inc.(b)                                  720          20,369
Guitar Center, Inc.(b)                                       790          35,258
Gymboree Corp.(b)                                            920          11,132
Haggar Corp.                                                 180           2,923
Hancock Fabrics, Inc.                                        520           5,340
Haverty Furniture Cos., Inc.                                 710          11,985
Hibbet Sporting Goods, Inc.(b)                               790          17,664
Home Depot, Inc.                                           6,820         280,165
Hot Topic, Inc.(b)                                         1,520          31,251
Insight Enterprises, Inc.(b)                               1,570          29,131
J. Jill Group, Inc.(b)                                       690          12,130
J.C. Penney Co., Inc.                                        910          31,477
Jo-Ann Stores, Inc.(b)                                       730          18,002
Jones Apparel Group, Inc.                                    450          15,885
K-Swiss, Inc.                                              1,120          28,000
Kellwood Co.                                                 890          27,999
Kohl's Corp.(b)                                            1,040          52,790
Limited Brands                                             1,530          37,913
Linens 'n Things, Inc.(b)                                  1,470          35,398
Liz Claiborne, Inc.                                          370          15,126
Longs Drug Stores Corp.                                    1,210          29,887
Lowe's Cos., Inc.                                          2,420         136,198
May      Department Stores Co.                               870          22,672
Men's Wearhouse, Inc.(b)                                   1,150          35,742
Michaels Stores, Inc.                                      1,730          50,343
Mohawk Industries, Inc.(b)                                   800          68,064
Movie Gallery, Inc.                                          920          14,886
Nautilus Group, Inc.                                       1,160          22,794
Nieman Marcus Group, Inc.                                    570          34,673
NIKE, Inc.                                                   840          68,300
Nordstrom, Inc.                                              460          19,863
O'Reilly Automotive, Inc.(b)                                 660          28,420
OshKosh B'Gosh, Inc.                                         350           6,356
Oxford Industries, Inc.                                      520          19,287
Pacific Sunwear of California, Inc.(b)                       950          22,268
Payless ShoeSource, Inc.(b)                                  710           6,752
Pep Boys - Manny, Moe & Jack                               1,950          27,729
PETsMart, Inc.                                             1,800          57,564
Phillips-Van Heusen Corp.                                  1,020          23,246
Pier 1 Imports, Inc.                                       1,070          19,207
Quiksilver, Inc.(b)                                        1,860          50,685
RadioShack Corp.                                             530          15,863
Reebok International, Ltd.                                   230           8,510
Regis Corp.                                                  540          23,112
Rent-A-Center, Inc.(b)                                       970          23,270
Ross Stores, Inc.                                          1,840          48,337
Russell Corp.                                                990          17,117
Saks, Inc.                                                 1,560          19,063
School Specialty, Inc.(b)                                    720          29,462
Sears, Roebuck & Co.                                         680          23,800
Select Comfort Corp.(b)                                    1,220          20,886
ShopKo Stores, Inc.(b)                                       870          14,999
Sotheby's Holdings, Inc.(b)                                  790          14,765
Staples, Inc.                                              1,670          49,666

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Stein Mart, Inc.(b)                                        1,390     $    23,102
Stride Rite Corp.                                            900           9,315
Target Corp.                                               2,800         140,055
TBC Corp.(b)                                                 720          16,006
Tiffany & Co.                                                490          14,372
Timberland Co.(b)                                            420          25,788
TJX Cos., Inc.                                             1,560          37,409
Too, Inc.(b)                                               1,130          24,883
Tractor Supply Co.(b)                                      1,200          43,536
United Rentals, Inc.(b)                                    1,030          15,914
Urban Outfitters, Inc.(b)                                  1,000          41,000
V.F. Corp.                                                   360          19,379
Wal-Mart Stores, Inc.                                     13,040         703,116
Walgreen Co.                                               3,290         118,078
Williams-Sonoma, Inc.(b)                                   1,430          54,583
Wolverine World Wide, Inc.                                 1,280          38,963
Zale Corp.(b)                                              1,670          47,628
                                                                     -----------
                                                                       4,338,982
                                                                     -----------
RUBBER & PLASTIC PRODUCTS (0.0%)
Bandag, Inc.                                                 220          10,121
Cooper Tire & Rubber Co.                                     240           4,675
Goodyear Tire & Rubber Co.(b)                                530           5,342
Myers Industries, Inc.                                       780           8,291
                                                                     -----------
                                                                          28,429
                                                                     -----------
SCHOOLS (0.3%)
Apollo Group, Inc.(b)                                        610          40,259
Career Education Corp.(b)                                  1,240          38,899
Corinthian Colleges, Inc.(b)                               1,150          16,514
DeVry, Inc.(b)                                               900          13,140
Education Management Corp.(b)                                940          25,211
ITT Educational Services, Inc.(b)                            560          21,286
Laureate Education, Inc.(b)                                  590          23,140
                                                                     -----------
                                                                         178,449
                                                                     -----------
SEMICONDUCTORS (1.6%)
Actel Corp.(b)                                               860          13,046
Adaptec, Inc.(b)                                           3,500          27,300
Aeroflex, Inc.(b)                                          2,410          26,751
Altera Corp.(b)                                            1,240          28,185
Analog Devices, Inc.                                       1,170          47,103
Applied Materials, Inc.(b)                                 5,440          87,583
Atmel Corp.(b)                                             4,810          15,296
Atmi, Inc.(b)                                              1,010          23,584
Axcelis Technologies, Inc.(b)                              3,010          25,886
Brooks Automation, Inc.(b)                                 1,510          22,469
Coherent, Inc.(b)                                          1,010          24,371
Cohu, Inc.                                                   690          10,819
Credence Systems Corp.(b)                                  1,130           8,532
Cree, Inc.(b)                                                890          30,714
Cymer, Inc.(b)                                             1,140          32,513
Cypress Semiconductor Corp.(b)                             1,520          16,006
Dupont Photomasks, Inc.(b)                                   600          15,732
Exar Corp.(b)                                              1,340          20,127
Fairchild Semiconductor International, Inc.(b)             1,490          21,411
FEI Co.(b)                                                 1,110          21,490
Helix Technology Corp.                                       870          12,215
Integrated Circuit Systems, Inc.(b)                          880          19,844
Integrated Device Technology, Inc.(b)                      1,310          15,484
KLA-Tencor Corp.(b)                                          590          26,863
Kulicke & Soffa Industries, Inc.(b)                        1,550          11,067
Lam Research Corp.(b)                                      1,630          42,429
Linear Technology Corp.                                      950          35,986
LTX Corp.(b)                                                 680           4,420
Maxim Integrated Products, Inc.                            1,000          43,989
Micrel, Inc.(b)                                            1,090          12,241
National Semiconductor Corp.                               1,190          19,873
Novellus Systems, Inc.(b)                                    470          12,178
Pericom Semiconductor Corp.(b)                               770           6,926
Photon Dynamics, Inc.(b)                                     590          10,797
Photronics, Inc.(b)                                        1,070          18,779
PMC-Sierra, Inc.(b)                                          570           5,848
Power Integrations, Inc.(b)                                  970          20,758
Rudolph Technologies, Inc.(b)                                620           9,350
Silicon Laboratories(b)                                      600          17,982
Supertex, Inc.(b)                                            450           9,655
Teradyne, Inc.(b)                                            660          10,930
TriQuint Semiconductor, Inc.(b)                            1,200           4,272
Ultratech, Inc.(b)                                           800          13,616
Varian Semiconductor Equipment Associates, Inc.(b)         1,120          38,763
Veeco Instruments, Inc.(b)                                 1,010          19,735
                                                                     -----------
                                                                         962,918
                                                                     -----------

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
STEEL (0.4%)
Allegheny Technologies, Inc.                                 380     $     6,388
Carpenter Technology Corp.                                   780          37,019
Material Sciences Corp.(b)                                   490           6,375
Nucor Corp.                                                  410          17,314
Reliance Steel & Aluminum Co.                              1,090          37,408
Ryerson Tull, Inc.                                           880          14,362
Steel Dynamics, Inc.                                       1,630          54,115
Steel Technologies, Inc.                                     460          11,022
United States Steel Corp.                                    430          15,790
Valmont Industries, Inc.                                     750          16,313
                                                                     -----------
                                                                         216,106
                                                                     -----------
TELECOMMUNICATIONS (4.5%)
ADTRAN, Inc.                                                 980          21,168
Advanced Fibre Communications, Inc.(b)                     1,150          17,963
ALLTEL Corp.                                               1,230          67,564
Amphenol Corp.(b)                                          1,090          37,420
Andrew Corp.(b)                                              580           8,108
Anixter International, Inc.                                1,170          45,209
Applied Signal Technology, Inc.                              370          11,207
AT&T Corp.                                                 2,670          45,684
Audiovox Corp.(b)                                            780          11,232
Avaya, Inc.(b)                                             1,540          22,176
Belden CDT, Inc.                                           1,530          34,012
BellSouth Corp.                                            6,130         163,487
Boston Communications Group, Inc.(b)                         730           6,643
C-COR, Inc.(b)                                             1,350          10,152
CenturyTel, Inc.                                             460          14,761
CIENA Corp.(b)                                               420           1,037
Cincinnati Bell, Inc.(b)                                   1,790           6,104
Cisco Systems, Inc.(b)                                    20,910         401,680
Citizens Communications Co.                                1,190          15,946
Commonwealth Telephone Enterprises, Inc.(b)                  650          29,660
CommScope, Inc.(b)                                           710          12,787
Comverse Technology, Inc.(b)                                 730          15,067
Corning, Inc.(b)                                           4,460          51,067
General Communication, Inc.(b)                             1,930          17,679
Harmonic, Inc.(b)                                          2,360          19,635
Harris Corp.                                                 800          49,224
Intrado, Inc.(b)                                             650           8,801
J2 Global Communications, Inc.(b)                            960          28,944
JDS Uniphase Corp.(b)                                      3,540          11,222
Lucent Technologies, Inc.(b)                              12,170          43,204
Motorola, Inc.                                             7,430         128,242
Network Equipment Technologies, Inc.(b)                      780           6,653
Newport Corp.(b)                                             580           6,548
Nextel Communications, Inc.(b)                             3,630          96,159
Offshore Logistics, Inc.(b)                                  740          26,758
Plantronics, Inc.                                            590          25,665
Powerwave Technologies, Inc.(b)                            1,250           9,338
QUALCOMM, Inc.                                             5,020         209,886
Qwest Communications International, Inc.(b)                5,300          18,126
RF Micro Devices, Inc.(b)                                  2,240          14,582
SBC Communications, Inc.                                  10,660         269,272
Scientific-Atlanta, Inc.                                     510          13,969
Sprint Corp.                                               4,960         103,912
Standard Microsystems Corp.(b)                               600          13,212
Symmetricom, Inc.(b)                                       1,470          12,480
Telephone & Data Systems, Inc.                               750          56,175
Tellabs, Inc.(b)                                           1,280          10,240
Tollgrade Communications, Inc.(b)                            470           4,470
UTStarcom, Inc.(b)                                         1,390          23,797
Verizon Communications, Inc.                               8,730         341,343
ViaSat, Inc.(b)                                              930          17,568
                                                                     -----------
                                                                       2,637,238
                                                                     -----------
TOOLS (0.1%)
Black & Decker Corp.                                         260          20,873
Kennametal, Inc.                                             440          20,473
Snap-on, Inc.                                                210           6,170
Stanley Works                                                290          12,911
                                                                     -----------
                                                                          60,427
                                                                     -----------
TRANSPORTATION (2.2%)
Alexander & Baldwin, Inc.                                    490          17,961
Arkansas Best Corp.                                          760          29,708
Burlington Northern Santa Fe Corp.                         1,290          53,935
C.H. Robinson Worldwide, Inc.                              1,030          55,558

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
CNF, Inc.                                                    600     $    26,268
CSX Corp.                                                    740          27,010
EGL, Inc.(b)                                               1,420          45,412
Expeditors International of Washington, Inc.               1,280          73,088
FedEx Corp.                                                  950          86,563
Forward Air Corp.(b)                                         670          27,584
GATX Corp.                                                   640          17,459
Heartland Express, Inc.                                    2,290          46,853
J.B. Hunt Transport Services, Inc.                           990          40,451
Kansas City Southern(b)                                    1,990          33,731
Kirby Corp.(b)                                               760          31,920
Knight Transportation, Inc.(b)                             1,810          42,517
Landstar System, Inc.(b)                                     940          63,864
Norfolk Southern Corp.                                     1,330          45,154
Overseas Shipholding Group, Inc.                             470          26,767
Ryder System, Inc.                                           210          10,521
Swift Transportation Co., Inc.(b)                            970          18,333
Union Pacific Corp.                                          810          51,006
United Parcel Service, Inc.                                3,470         274,754
USF Corp.                                                    850          30,464
Werner Enterprises, Inc.                                     910          19,292
Yellow Roadway Corp.(b)                                    1,510          72,465
                                                                     -----------
                                                                       1,268,638
                                                                     -----------
UTILITIES (4.4%)
AES Corp.(b)                                               2,040          22,236
AGL Resources, Inc.                                          750          23,400
Allegheny Energy, Inc.(b)                                    540           9,887
ALLETE, Inc.                                                 950          32,281
Alliant Energy Corp.                                       1,390          36,668
Ameren Corp.                                                 680          32,640
American Electric Power Co., Inc.                          1,410          46,431
American States Water Co.                                    530          13,038
Aqua America, Inc.                                         1,040          22,734
Aquila, Inc.(b)                                            2,150           6,816
Arch Coal, Inc.                                              760          24,715
Atmos Energy Corp.                                         1,930          49,813
Avista Corp.                                               1,520          27,026
Black Hills Corp.                                            440          12,962
Calpine Corp.(b)                                             500           1,245
Cascade Natural Gas Corp.                                    350           7,091
CenterPoint Energy, Inc.                                     730           7,672
Central Vermont Public Service Corp.                         420           9,232
CH Energy Group, Inc.                                        460          20,530
Cinergy Corp.                                                670          26,478
Cleco Corp.                                                1,480          26,966
CMS Energy Corp.(b)                                          390           3,650
Consolidated Edison, Inc.                                    850          36,933
Constellation Energy Group                                   610          24,778
Dominion Resources, Inc.                                   1,060          68,179
DPL, Inc.                                                  1,540          33,264
DTE Energy Co.                                               630          26,907
Duke Energy Corp.                                          3,180          78,005
Duquesne Light Holdings, Inc.                                830          14,243
Edison International                                       1,140          34,770
El Paso Electric Co.(b)                                    1,410          23,477
Energen Corp.                                              1,080          58,082
Energy East Corp.                                          1,830          46,116
Entergy Corp.                                                750          49,020
Exelon Corp.                                               2,280          90,333
FirstEnergy Corp.                                          1,180          48,769
FPL Group, Inc.                                              600          41,340
Great Plains Energy Inc.                                     930          26,496
Green Mountain Power Corp.                                   220           5,698
Hawaiian Electric Industries, Inc.                           940          26,358
Headwaters, Inc.(b)                                        1,100          34,650
IDACORP, Inc.                                                490          15,180
KeySpan Corp.                                                610          24,370
Laclede Group, Inc.                                          640          19,296
Massey Energy Co.                                          2,470          66,517
MDU Resources Group, Inc.                                  1,390          35,654
New Jersey Resources Corp.                                   860          35,355
NiSource, Inc.                                               850          18,233
Northeast Utilities                                        1,540          29,768
Northwest Natural Gas Co.                                    800          25,360
NSTAR                                                        610          30,177
NUI Corp.                                                    540           7,268
OGE Energy Corp.                                           1,090          27,653
ONEOK, Inc.                                                1,300          34,866
Peabody Energy Corp.                                         810          51,662
Peoples Energy Corp.                                          60           2,567

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

Pepco Holdings, Inc.                                       2,270     $    46,785
PG&E Corp.(b)                                              1,280          41,011
Piedmont Natural Gas Co., Inc.                             1,200          54,636
Pinnacle West Capital Corp.                                  340          14,491
PNM Resources, Inc.                                          760          17,693
PPL Corp.                                                    630          32,760
Progress Energy, Inc.                                        850          35,105
Public Service Enterprise Group, Inc.                        830          35,350
Puget Energy, Inc.                                         1,140          26,516
SCANA Corp.                                                1,420          52,682
Sempra Energy                                                800          26,832
Sierra Pacific Resources(b)                                1,420          13,632
Southern Co.                                               2,490          78,659
Southern Union Co.(b)                                      2,670          58,660
Southwest Gas Corp.                                        1,000          24,430
Stericycle, Inc.(b)                                          600          27,198
TECO Energy, Inc.                                            570           7,980
TXU Corp.                                                    960          58,771
UGI Corp.                                                  1,640          63,353
UIL Holdings Corp.                                           450          22,806
Unisource Energy Corp.                                     1,100          27,049
Vectren Corp.                                                890          23,024
Westar Energy, Inc.                                        1,030          21,579
WGL Holdings, Inc.                                           530          15,079
Wisconsin Energy Corp.                                     1,460          47,654
WPS Resources Corp.                                          430          20,425
Xcel Energy, Inc.                                          1,280          21,888
                                                                     -----------
                                                                       2,570,903
                                                                     -----------
WASTE DISPOSAL (0.3%)
Allied Waste Industries, Inc.(b)                           1,060           8,650
Republic Services, Inc.                                    1,990          61,292
Waste Connections, Inc.(b)                                 1,620          51,062
Waste Management, Inc.                                     2,040          58,099
                                                                     -----------
                                                                         179,103
                                                                     -----------

TOTAL COMMON STOCKS                                                  $58,329,801
                                                                     -----------

SHORT TERM INVESTMENTS (0.4%)
SSgA U.S. Government Money Market Fund, 1.37% (c)        261,101         261,101
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS                                             261,101
                                                                     -----------

RIGHTS (0.0%)
Milacron, Inc.                                                49              37
                                                                     -----------
TOTAL RIGHTS                                                                  37
                                                                     -----------

    TOTAL INVESTMENTS
      (Cost $57,982,316)(a)(99.9%)                                   $58,590,939
    OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                          69,033
                                                                     -----------
      NET ASSETS (100.0%)                                            $58,659,972
                                                                     ===========
Percentages indicated are based on net assets of $58,659,972.

(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

    Unrealized appreciation                                          $ 1,600,088
    Unrealized depreciation                                             (991,465)
                                                                     -----------
    Net unrealized appreciation                                      $   608,623
                                                                     ===========
(b)Represents non-income producing security.
(c)Variable rate security; rate shown represents the rate as of October 31,
   2004.

                  SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Domestic All-Cap Equity Fund investments by Industry.

INDUSTRY DIVERSIFICATION                       PERCENT*
------------------------                       -------
Aerospace/Defense                                  1.4%
Agriculture                                        0.2
Airlines                                           0.3
Auto Manufacturers                                 0.2
Auto Parts & Equipment                             0.6
Banks                                              7.1
Beverages                                          1.1
Building                                           2.1
Business Services                                  2.4
Chemicals                                          1.7
Computer Hardware                                  2.0
Computer Services & Software                       6.1
Consumer Discretionary                             0.4
Consumer Products                                  2.0
Consumer Staples                                   2.1
Containers                                         0.2
Data Processing                                    0.4
Distribution                                       0.8
Electronic Components                              3.7
Finance Services                                   6.6
Forestry                                           0.2
Health Services                                    0.3
Hotels & Motels                                    0.2
Industrials                                        0.3
Instruments/Controls                               0.4
Insurance                                          4.3
Machinery                                          1.3
Manufacturing                                      4.1
Media                                              1.4
Medical                                            6.0
Medical Equipment & Supplies                       1.7
Metals                                             1.0
Motorcycles                                        0.1
Office Services & Supplies                         0.5
Oil & Gas                                          7.1
Paper & Related Products                           0.5
Pharmaceuticals                                    3.7
Photographic Equipment                             0.1
Printing & Publishing                              0.4
Real Estate Investment Trusts                      1.5
Recreation                                         0.4
Restaurants                                        1.5
Retail                                             7.3
Schools                                            0.3
Semiconductors                                     1.6
Short Term Investment                              0.4
Steel                                              0.4
Telecommunications                                 4.5
Tools                                              0.1
Transportation                                     2.2
Utilities                                          4.4
Waste Disposal                                     0.3
                                                  ----
     Total Investment                             99.9%
                                                  ====

*Percentages indicated are based on net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                               PRINCIPAL
                                                                AMOUNT                VALUE
                                                               ---------              -----
CORPORATE BONDS (21.8%)

AUTO MANUFACTURERS (1.1%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09               $   500,000          $   563,729
                                                                                   -----------
BANKS (3.3%)
Bank of America Corp., 4.875%, 9/15/12                            500,000              513,494
Bank One Capital III, 8.75%, 9/1/30                               500,000              675,612
Wells Fargo & Co., 4.95%, 10/16/13                                500,000              511,673
                                                                                   -----------
                                                                                     1,700,779
                                                                                   -----------
BROKERAGE SERVICES (4.0%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                           500,000              507,893
Citigroup, Inc., 4.875%, 5/7/15                                   500,000              498,075
Goldman Sachs Group, Inc., 4.75%, 7/15/13                         500,000              495,460
Lehman Brothers Holdings, Inc., 7.00%, 11/1/14                    500,000              497,500
                                                                                   -----------
                                                                                     1,998,928
                                                                                   -----------
COMPUTERS (1.0%)
Hewlett-Packard Co., 5.75%, 12/15/06                              500,000              527,288
                                                                                   -----------
CONSUMER STAPLES (1.0%)
Safeway, Inc., 4.95%, 8/16/10                                     500,000              511,637
                                                                                   -----------
COSMETICS/TOILETRIES (1.0%)
Procter & Gamble Co., 4.95%, 8/15/14                              500,000              515,695
                                                                                   -----------
FINANCIAL SERVICES (4.1%)
Boeing Capital Corp., 5.80%, 1/15/13                              500,000              541,737
Countrywide Home Loan, Inc., 4.00%, 3/22/11                       500,000              487,175
General Motors Acceptance Corp., 5.625%, 5/15/09                  500,000              504,895
Household Finance Corp., 4.75%, 5/15/09                           500,000              518,880
                                                                                   -----------
                                                                                     2,052,687
                                                                                   -----------
FORESTRY (1.1%)
Weyerhaeuser Co., 5.95%, 11/1/08                                  500,000              541,028
                                                                                   -----------
INSURANCE (2.0%)
Allstate Corp., 5.00%, 8/15/14                                    500,000              505,403
GE Global Insurance Holding, 6.45%, 3/1/19                        500,000              532,282
                                                                                   -----------
                                                                                     1,037,685
                                                                                   -----------

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                               PRINCIPAL
                                                                AMOUNT                VALUE
                                                               ---------              -----
UTILITIES - ELECTRIC & GAS (2.1%)
Duke Energy Corp., 6.25%,   1/15/12                           $   500,000          $   548,465
Pepco Holdings, Inc., 5.50%, 8/15/07                              500,000              525,324
                                                                                   -----------
                                                                                     1,073,789
                                                                                   -----------
UTILITIES - TELECOMMUNICATIONS (1.1%)
GTE California, Inc., 6.70%, 9/1/09                               500,000              557,539
                                                                                   -----------
TOTAL CORPORATE BONDS                                                               11,080,784
                                                                                   -----------
U.S. GOVERNMENT AGENCIES (44.1%)

FANNIE MAE (21.1%)
4.625%, 10/15/14                                                1,000,000            1,007,904
4.50%, 7/1/18                                                   1,694,596            1,701,056
5.00%, 10/1/24                                                  1,296,901            1,309,557
5.02%, 1/1/34                                                   1,838,266            1,829,383
4.43%, 7/1/34                                                   1,886,045            1,914,539
4.60%, 7/1/34                                                   2,986,288            3,010,201
                                                                                   -----------
                                                                                    10,772,640
                                                                                   -----------
FEDERAL HOME LOAN BANK (9.9%)
3.50%, 8/15/06 - 5/15/07                                        2,000,000            2,024,682
3.15%, 1/29/07, Callable 4/29/05 @ 100                          1,000,000            1,002,388
4.25%, 5/15/09                                                  1,000,000            1,026,227
3.00%, 7/15/11, Callable 1/15/05 @ 100                          1,000,000              973,808
                                                                                   -----------
                                                                                     5,027,105
                                                                                   -----------
FREDDIE MAC (12.1%)
4.25%, 7/15/09 - 10/28/10                                       3,000,000            3,077,321
6.00%, 9/1/34                                                   2,945,323            3,053,213
                                                                                   -----------
                                                                                     6,130,534
                                                                                   -----------
SALLIE MAE (1.0%)
4.19%, 3/2/09                                                     500,000              508,720
                                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCIES                                                      22,438,999
                                                                                   -----------
U.S. TREASURY OBLIGATIONS (30.7%)
2.50%, 9/30/06                                                  2,500,000            2,497,950
3.125%, 4/15/09                                                 2,500,000            2,493,263

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                               PRINCIPAL
                                                                AMOUNT                VALUE
                                                               ---------              -----
3.375%, 10/15/09                                              $8,000,000           $ 8,030,624
4.25%, 11/15/13                                                2,500,000             2,550,780
                                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS                                                     15,572,617
                                                                                   -----------

SHORT TERM INVESTMENTS (3.7%)
SSGA U.S. Government Money Market Fund, 1.37%(c)               1,854,387             1,854,387
                                                                                   -----------
TOTAL SHORT TERM INVESTMENTS                                                         1,854,387
                                                                                   -----------

           TOTAL INVESTMENTS (Cost $50,927,375)(a)(100.3%)                         $50,946,787
                                                                                   -----------
           LIABILITIES IN EXCESS OF OTHER ASSETS (0.3)%                               (142,584)
                                                                                   -----------
           NET ASSETS (100.0%)                                                     $50,804,203
                                                                                   ===========
Percentages indicated are based on net assets of $50,804,203.
(a)Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:
       Unrealized appreciation                                                     $   121,544
       Unrealized depreciation                                                        (102,132)
                                                                                   -----------
       Net unrealized appreciation                                                 $    19,412
                                                                                   ===========

(b)Represents non-income producing security.
(c)Variable rate security; rate shown represents the rate as of October 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS, INC.
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                                                           PERCENT*
------------------------                                                                           -------
Auto Manufacturers                                                                                     1.1%
Banks                                                                                                  3.3
Brokerage Services                                                                                     4.0
Computers                                                                                              1.0
Consumer Staples                                                                                       1.0
Cosmetics/Toiletries                                                                                   1.0
Fannie Mae                                                                                            21.1
Federal Home Loan Bank                                                                                 9.9
Financial Services                                                                                     4.1
Forestry                                                                                               1.1
Freddie Mac                                                                                           12.1
Insurance                                                                                              2.0
Sallie Mae                                                                                             1.0
Short Term Investment                                                                                  3.7
Treasury Obligation                                                                                   30.7
Utilities-Electric & Gas                                                                               2.1
Utilities-Telecommunications                                                                           1.1
                                                                                                     -----
     Total Investment                                                                                100.3%
                                                                                                     =====

*Percentages indicated are based on net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               DOMESTIC
                                                                               ALL-CAP                SELECT
                                                                             EQUITY FUND            BOND FUND
                                                                             -----------           -----------
ASSETS:
   Investments, at value (cost $57,982,316, $50,927,375)                     $58,590,939           $50,946,787
   Cash                                                                            9,690                     -
   Interest and dividends receivable                                              42,769               354,327
   Prepaid Expenses and other assets                                              30,913                24,038
                                                                             -----------           -----------
       Total Assets                                                           58,674,311            51,325,152
                                                                             -----------           -----------
LIABILITIES:
   Payable for investments purchased                                                   -               497,500
   Investment advisory fees                                                        4,495                 8,503
   Administration fees                                                               716                   637
   Accounting fees                                                                   716                   637
   Custodian Fees                                                                    225                   255
   12b-1 fees                                                                        430                   344
   Other                                                                           7,757                13,073
                                                                             -----------           -----------
      Total Liabilities                                                           14,339               520,949
                                                                             -----------           -----------
NET ASSETS                                                                   $58,659,972           $50,804,203
                                                                             ===========           ===========
COMPOSITION OF NET ASSETS:
   Capital                                                                    58,063,224            50,700,774
   Undistributed net investment income                                            44,126                66,677
   Undistributed net realized gains/(losses) on investment transactions          (56,001)               17,340
   Unrealized appreciation on investment transactions                            608,623                19,412
                                                                             -----------           -----------
NET ASSETS                                                                   $58,659,972           $50,804,203
                                                                             ===========           ===========
INDIVIDUAL CLASS
   Net Assets                                                                $ 4,906,469           $ 3,878,057
   Shares                                                                        197,638               154,738
   Offering and redemption price per share                                   $     24.83           $     25.06

INSTITUTIONAL CLASS
   Net Assets                                                                $53,753,503           $46,926,146
   Shares                                                                      2,166,067             1,872,245
   Offering and redemption price per share                                   $     24.82           $     25.06

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            DOMESTIC
                                                                             ALL-CAP              SELECT
                                                                          EQUITY FUND(a)        BOND FUND(a)
                                                                          --------------        ------------
INVESTMENT INCOME:
   Interest                                                                  $  3,877              $ 94,676
   Dividend                                                                    58,799                     -
                                                                             --------              --------
      Total Income                                                             62,676                94,676
                                                                             --------              --------
EXPENSES:
   Investment advisory fees                                                     4,495                 8,503
   Administration fees                                                          2,248                 2,551
   12b-1 Individual Class                                                         430                   344
   Accounting fees                                                              3,832                 3,387
   Audit fees                                                                   1,717                 1,717
   Custodian fees                                                               1,017                   770
   Legal fees                                                                   1,635                 3,847
   Shareholder reports                                                            495                 1,486
   Transfer agent fees fund level                                               1,479                 2,325
   Trustees'fees                                                                  583                 1,749
   Other fees                                                                     619                 1,320
                                                                             --------              --------
      Total Expenses                                                           18,550                27,999
                                                                             --------              --------

   Net investment income                                                       44,126                66,677
                                                                             --------              --------

REALIZED GAINS ON INVESTMENT TRANSACTIONS                                     (56,001)               17,340
   Change in unrealized appreciation on investment transactions               608,623                19,412
                                                                             --------              --------
   Net realized/unrealized gains and losses on investments                    553,022                36,752
                                                                             --------              --------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                               $596,748              $103,429
                                                                             ========              ========

(a)For the period from October 1, 2004 (commencement of operations) through October 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            DOMESTIC
                                                                             ALL-CAP              SELECT
                                                                          EQUITY FUND(a)        BOND FUND(a)
                                                                          --------------        ------------
OPERATIONS:
   Net investment income                                                   $    44,126          $    66,677
   Realized gains on investment transactions                                   (56,001)              17,340
   Change in unrealized appreciation on investment transactions                608,623               19,412
                                                                           -----------          -----------
Change in net assets from operations                                           596,748              103,429
                                                                           -----------          -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                              60,096,805           57,514,157
   Cost of shares redeemed                                                  (2,033,581)          (6,813,383)
                                                                           -----------          -----------
Change in net assets from share transactions                                58,063,224           50,700,774
                                                                           -----------          -----------
Change in net assets                                                        58,659,972           50,804,203
                                                                           -----------          -----------
NET ASSETS:
   Beginning of period                                                               -                    -
                                                                           -----------          -----------
   End of period                                                           $58,659,972          $50,804,203
                                                                           ===========          ===========

Undistributed net investment income                                             44,126               66,677
                                                                           -----------          -----------

(a)For the period from October 1, 2004 (commencement of operations) through October 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.
FINANCIAL HIGHLIGHTS (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                                     INDIVIDUAL CLASS(C)     INSTITUTIONAL CLASS(C)
                                                                     -------------------     ----------------------
                                                                         FOR PERIOD                FOR PERIOD
                                                                            ENDED                     ENDED
                                                                      OCTOBER 31, 2004          OCTOBER 31, 2004
                                                                     -------------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $    25.00                $     25.00
                                                                         ----------                -----------
OPERATIONS:
   Net investment income                                                       0.01                       0.02
   Net realized/unrealized gains/(losses) from investments                    (0.18)                     (0.20)
                                                                         ----------                -----------
      Total from operations                                                   (0.17)                     (0.18)
                                                                         ----------                -----------
DISTRIBUTIONS:
   From net investment income                                                     -                          -
   Net realized gains from investment transactions                                -                          -
   Return of capital                                                              -                          -
                                                                         ----------                -----------
      Total distributions                                                         -                          -
                                                                         ----------                -----------
NET ASSET VALUE, END OF PERIOD                                           $    24.83                $     24.82
                                                                         ==========                ===========

TOTAL RETURN (EXCLUDES SALES CHARGES)                                         (0.68)%(a)                 (0.72)%(a)

   Ratio of expenses to average net assets(d)                                  0.73%(b)                   0.58%(b)
   Ratio of net investment income to average net assets(d)                     1.58%(b)                   1.38%(b)

Portfolio Turnover*                                                            5.36%(b)                   5.36%(b)
Net assets, end of period                                                $4,906,469                $53,753,503

(a) Not annualized.
(b) Annualized.
(c) For the period from October 1, 2004 (commencement of operations) through October 31, 2004.
(d) No fee waivers for period ended October 31, 2004.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.
FINANCIAL HIGHLIGHTS (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                     INDIVIDUAL CLASS(C)     INSTITUTIONAL CLASS(C)
                                                                     -------------------     ----------------------
                                                                         FOR PERIOD                FOR PERIOD
                                                                            ENDED                     ENDED
                                                                      OCTOBER 31, 2004          OCTOBER 31, 2004
                                                                     -------------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $    25.00                $     25.00
                                                                         ----------                -----------
OPERATIONS:
   Net investment income                                                       0.02                       0.03
   Net realized/unrealized gains/(losses)
      from investments and options                                             0.04                       0.03
                                                                         ----------                -----------
      Total from operations                                                    0.06                       0.06
                                                                         ----------                -----------
DISTRIBUTIONS:
   From net investment income                                                     -                          -
   Net realized gains from investment transactions                                -                          -
   Return of capital                                                              -                          -
                                                                         ----------                -----------
      Total distributions                                                         -                          -
                                                                         ----------                -----------
NET ASSET VALUE, END OF PERIOD                                           $    25.06                $     25.06
                                                                         ==========                ===========
TOTAL RETURN (EXCLUDES SALES CHARGES)                                          0.24%(a)                   0.24%(a)

   Ratio of expenses to average net assets(d)                                  0.97%(b)                   0.78%(b)
   Ratio of net investment income to average net assets(d)                     2.41%(b)                   1.86%(b)

Portfolio Turnover*                                                           30.60%(b)                  30.60%(b)
Net assets, end of period                                                $3,878,057                $46,926,146

(a) Not annualized.
(b) Annualized.
(c) For the period from October 1, 2004 (commencement of operations) through October 31, 2004.
(d) No fee waivers for period ended October 31, 2004.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Steward Funds, Inc. (the "Company") was organized as a Maryland corporation on May 7, 2004 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Company currently consists of two diversified series: the Domestic All-Cap Equity Fund and the Select Bond Fund (individually, a "Fund,"and collectively, the "Funds").

     The Company is authorized to issue an unlimited number of shares of beneficial interest of $0.001 par value. The Funds currently offer two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

NOTE 2 - INVESTMENT OBJECTIVES

     The Steward Domestic All-Cap Equity Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks of large, medium and small capitalization companies that represent a broad spectrum of the economy.

     The Steward Select Bond Fund seeks high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America.

A) PORTFOLIO VALUATION - Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees.

B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Portfolio security transactions are reported on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

D) FEDERAL INCOME TAXES - It is each Fund's intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

E) ALLOCATION OF EXPENSES - Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or some other reasonable method.

NOTE 4 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

     Capstone Asset Management Company ("CAMCO"), a wholly-owned subsidiary of Capstone Financial Services, Inc. serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, CAMCO shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays CAMCO, on a monthly basis, an investment advisory fee.

     The advisory fees for the Domestic All-Cap Equity Fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund's average daily net assets. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. For the Select Bond Fund the advisory fees are calculated at the annual rate of 0.25% on the first $500 million of the Fund's average daily net assets. The rate declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion.

     Pursuant to the term of the Administrative Agreement, CAMCO will supervise the Funds' daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services CAMCO receives a monthly fee from each Fund calculated at the annual rate of 0.075% on each Fund's first $500 million average daily net assets and 0.06% on average daily net assets in excess of $500 million.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), serves as the Funds' transfer agency and fund accountant. Under the terms of the Transfer Agency and Fund Accounting Agreement, BISYS Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of portfolio securities (excluding short-term securities and U.S. governemnt securities) for the period ended October 31, 2004 were as follow:

FUND                                           PURCHASES                SALES
                                               ---------                -----
Steward Domestic All-Cap Equity ...........   $60,003,361            $ 2,226,144
Steward Select Bond........................    59,116,527             10,056,250

NOTE 6 - CAPITAL SHARE TRANSACTIONS

     The Company authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Funds currently offer two class of shares ("Individual Class" & "Institutional Class"). Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                                             INDIVIDUAL  PERIOD ENDED    INSTITUTIONAL   PERIOD ENDED
                                             ------------------------    ----------------------------
                                                OCTOBER 31, 2004              OCTOBER 31, 2004
                                             ------------------------    ----------------------------
STEWARD DOMESTIC ALL-CAP EQUITY FUND          SHARES        AMOUNT          SHARES         AMOUNT
                                              ------        ------          ------         ------
Issue .............................           199,147     $4,829,320       2,248,611     $55,267,484
Reinvested ........................                 -              -               -               -
Redeemed ..........................            (1,509)       (36,909)        (82,544)     (1,996,671)
                                              -------     ----------       ---------     -----------
Net increase (decrease) ...........           197,638     $4,792,411       2,166,067     $53,270,813
                                              =======     ==========       =========     ===========

                                             INDIVIDUAL  PERIOD ENDED    INSTITUTIONAL   PERIOD ENDED
                                             ------------------------    ----------------------------
                                                OCTOBER 31, 2004              OCTOBER 31, 2004
                                             ------------------------    ----------------------------
STEWARD SELECT BOND FUND                      SHARES        AMOUNT          SHARES         AMOUNT
                                              ------        ------          ------         ------
Issued ............................           155,034     $3,880,488       2,144,597     $53,633,669
Reinvested ........................                 -              -               -               -
Redeemed ..........................              (296)        (7,398)       (272,352)     (6,805,985)
                                              -------     ----------       ---------     -----------
Net increase (decrease) ...........           154,738     $3,873,090       1,872,245     $46,827,684
                                              =======     ==========       =========     ===========

NOTE 7 - EXPENSE EXAMPLES

     As a shareholder of the Steward Funds, Inc., you incur ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

     Because both the Domestic All-Cap Fund and Select Bond Fund commenced operation on October 1, 2004, it does not have a record of performance for a full six months to compare against other investment companies.

NOTE 8 - PROXY VOTING POLICY (UNAUDITED)

     A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 800-262-6631 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

     Schedule of Portfolio Investments for period ending January 31 and July 31 will be filed on Form N-Q and will be available without charge, on the Securities and Exchange Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       [LOGO OF STEWARD(SM) MUTUAL FUNDS]
                                   STEWARD(SM)
                                   -----------
                                   MUTUAL FUNDS

                               STEWARD FUNDS, INC.
=========================================================
                       MANAGING WEALTH, PROTECTING VALUES

                         -------------------------------
                               VISIT US ONLINE AT
                           WWW.STEWARDMUTUALFUNDS.COM
                         -------------------------------

                  STEWARD DOMESTIC ALL-CAP EQUITY FUND

                  STEWARD SELECT BOND FUND

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

                                                 Distributed by:
                                                 Capstone Asset Planning Company
                                                 5847 San Felipe, Suite 4100
                                                 Houston, Texas 77057
                                                 1-800-262-6631
      [LOGO OF CAPSTONE ASSET PLANNING COMPANY]  info@capstonefinancial.com

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

           (2) If the registrant provides the disclosure required by paragraph
           (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

           (3) If the registrant provides the disclosure required by paragraph
           (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in [section] 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

     NOT APPLICABLE

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     NOT APPLICABLE.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

     CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    STEWARD FUNDS, INC.
            -----------------------

By :     /s/ Edward L. Jaroski
         ---------------------
         Edward L. Jaroski
         President and Chairman of the Board

Date: January 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By :     /s/ Edward L. Jaroski
         ---------------------
         Edward L. Jaroski
         President and Chairman of the Board

Date: January 5, 2005

By :     /s/ Carla Homer
         ---------------
         Carla Homer
         Treasurer

Date: January 5, 2005